UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2017

MFS® COMMODITY STRATEGY FUND

CMS-SEM

MFS® COMMODITY STRATEGY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite the United Kingdom’s decision to leave the European Union and policy uncertainty accompanying a new presidential administration in the United States, most markets have proved resilient. U.S. share prices have reached new highs, and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve will continue to gradually hike interest rates. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies in hopes of reinvigorating slow-growing economies and lifting inflation.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, as well as geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure at value (b)

Fixed income sectors (i)
Investment Grade Corporates	44.8%
U.S. Treasury Securities	17.0%
Asset-Backed Securities	6.9%
Collateralized Debt Obligations	5.5%
Non-U.S. Government Bonds	3.6%
Emerging Markets Bonds	2.4%
Mortgage-Backed Securities	1.0%
Residential Mortgage-Backed Securities	0.7%
U.S. Government Agencies	0.4%
High Yield Corporates	0.4%
Commercial Mortgage-Backed Securities (o)	0.0%

Portfolio structure reflecting equivalent exposure of derivative positions (c)(i)

Composition including fixed income credit quality (a)(i)
AAA	9.2%
AA	13.8%
A	17.7%
BBB	23.1%
BB	0.4%
U.S. Government	4.5%
Federal Agencies	1.4%
Not Rated	12.6%
Non-Fixed Income	99.3%
Cash & Cash Equivalents	31.3%
Other	(113.3)%

2

Portfolio Composition – continued

Commodity exposure (c)(i)

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of

3

Portfolio Composition – continued

U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(b)	For purposes of this presentation, components include the value of securities, less any securities sold short, and the value of derivative contracts and may, from time to time, be negative. The bond component will include any accrued interest amounts. Percentages are based on net assets as of 4/30/17.
(c)	MFS expects to gain exposure to the commodities markets by investing the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options, and/or swaps). The Subsidiary’s investments in commodity-linked derivatives are leveraged (i.e. involves investment exposure greater than the amount of the investment). For more information about commodity-linked derivatives and the risks of investing in such derivatives, please see the fund’s prospectus.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.

The fund invests a portion of its assets in the MFS Commodity Strategy Portfolio, a wholly-owned subsidiary of the fund. Percentages reflect exposure to the underlying holdings of the MFS Commodity Strategy Portfolio and not to the exposure from investing directly in the MFS Commodity Strategy Portfolio itself.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

4

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2016 through April 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	1.04%	$1,000.00	$984.98	$5.12
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
I	Actual	0.80%	$1,000.00	$985.69	$3.94
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R6	Actual	0.80%	$1,000.00	$985.68	$3.94
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios reflect a one-time Reimbursement of Expenses by Custodian of 0.01% (See Note 2 of the Notes to Financial Statements).

6

CONSOLIDATED PORTFOLIO OF INVESTMENTS

4/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 70.0%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 13.1%
A Voce CLO Ltd., 2014-1A, “A2R”, FRN, 2.573%, 7/15/2026 (n)	$1,167,000	$1,164,101
A Voce CLO Ltd., 2014-1A, “BR”, FRN, 3.173%, 7/15/2026 (n)	1,518,000	1,512,114
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/2019	44,672	44,673
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	796,080	795,836
Ares CLO Ltd., 2013-3A, “B1R”, FRN, 2.658%, 10/17/2024 (z)	1,445,000	1,445,140
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	916,616	915,859
Atrium CDO Corp., 2011-A, “BR”, FRN, 2.653%, 10/23/2025 (n)	1,167,000	1,167,000
Atrium CDO Corp., FRN, 2.278%, 7/16/2025 (z)	475,000	474,306
Avery Point CLO Ltd., 2014-1A, “CR”, FRN, 3.505%, 4/25/2026 (z)	1,150,000	1,150,000
Babson CLO Ltd., 2013-IIA, “A2R”, FRN, 2.708%, 1/18/2025 (n)	974,118	975,683
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 2.658%, 10/17/2026 (z)	1,747,000	1,747,109
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 3.408%, 1/18/2025 (n)	974,118	976,427
Ballyrock Ltd., 2014-1A, “A2R”, FRN, 2.856%, 10/20/2026 (z)	1,149,000	1,148,992
Ballyrock Ltd., 2014-1A, “BR”, FRN, 3.256%, 10/20/2026 (z)	487,000	486,996
Capital Auto Receivables Asset Trust, 2016-3, “A2A”, 1.36%, 4/22/2019	401,155	401,104
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	2,500,000	2,478,115
Cent CLO LP, 2014-21A, “A2AR”, FRN, 2.821%, 7/27/2026 (n)	665,212	665,210
Cent CLO LP, 2014-21A, “BR”, FRN, 3.521%, 7/27/2026 (n)	897,854	896,390
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 2.062%, 3/15/2028 (n)	953,020	957,584
Chrysler Capital Auto Receivables Trust 2016-A, 1.47%, 4/15/2019 (n)	431,423	431,623
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (n)	740,000	739,325
Colony Starwood Homes, 2016-2A, “A”, FRN, 2.243%, 12/17/2033 (n)	1,486,592	1,496,565
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	1,524,000	1,531,701
Credit Acceptance Auto Loan Trust, 2016-2A, “A”, 2.42%, 11/15/2023 (n)	1,400,000	1,407,756
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	1,493,000	1,486,571
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.138%, 9/15/2039	231,044	231,689
Cutwater Ltd., 2014-1A, “A”, FRN, 2.678%, 7/15/2026 (z)	1,100,000	1,103,625

7

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
CWCapital Cobalt Ltd., “A4”, FRN, 5.99%, 5/15/2046	$33,280	$33,254
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019 (n)	1,380,000	1,380,530
Dryden Senior Loan Fund, 2014-31A, “CR”, FRN, 3.258%, 4/18/2026 (z)	530,000	527,381
Dryden Senior Loan Fund, 2014-34A, “BR”, FRN, 2.571%, 10/15/2026 (n)	597,000	596,805
Dryden Senior Loan Fund, 2014-34A, “CR”, FRN, 3.171%, 10/15/2026 (n)	766,507	765,946
DT Auto Owner Trust, 2016-2A, “A”, 1.73%, 8/15/2019 (n)	189,736	189,784
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	850,000	848,587
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/2019 (n)	46,000	45,992
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	174,905	174,815
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (n)	206,682	207,012
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	1,293,901	1,291,157
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	624,500	623,608
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	637,404	642,050
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	406,000	409,898
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,602,000	1,617,729
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/2018	530,292	530,159
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,010,000	1,014,081
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/2018 (n)	95,265	95,314
HarbourView CLO VII Ltd., “B1R”, FRN, 2.702%, 11/18/2026 (z)	1,790,098	1,785,455
HarbourView CLO VII Ltd., 7A, “CR”, FRN, 3.432%, 11/18/2026 (z)	1,149,098	1,147,767
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	920,000	923,241
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/2018	231,181	231,021
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.688%, 10/15/2027 (z)	951,150	955,762
Madison Park Funding XIV Ltd., 2014-14A, “C1R”, FRN, 2.369%, 7/20/2026 (z)	1,634,000	1,633,987
Magnetite XI Ltd., 2014-11A, “BR”, FRN, 3.258%, 1/18/2027 (z)	805,000	804,992
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/2018	36,496	36,489
Mercedes-Benz Master Owner Trust, 2016-AA, “A”, FRN, 1.573%, 5/15/2020 (n)	1,570,000	1,576,091
Motor PLC, 2015-1A, “A1”, FRN, 1.59%, 6/25/2022 (n)	775,840	775,893

8

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FRN, 2.958%, 4/18/2025 (z)	$2,325,000	$2,324,981
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.882%, 11/25/2025 (n)	113,491	113,528
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (z)	271,421	273,347
Navient Student Loan Trust, 2016-3A, “A1”, FRN, 1.59%, 6/25/2065 (n)	497,347	498,436
Navient Student Loan Trust, 2016-AA, “A1”, FRN, 2.093%, 12/15/2025 (n)	223,021	223,570
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	2,327,000	2,328,355
Nextgear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (z)	938,000	937,934
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 1.393%, 1/15/2020	1,140,000	1,141,688
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.706%, 10/20/2026 (z)	1,149,000	1,150,183
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (z)	334,686	335,246
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	468,234	467,766
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (z)	1,110,000	1,112,107
Santander Drive Auto Receivable Trust, 2016-2A, “A2”, 1.38%, 7/15/2019	233,940	233,898
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018 (n)	686,364	685,641
Shackelton CLO Ltd., 2013-4A, “CR”, FRN, 3.255%, 1/13/2025 (n)	580,000	579,947
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	471,197	472,496
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	1,880,000	1,875,659
Sway Residential Trust, 2014-1, “A”, FRN, 2.293%, 1/17/2032 (n)	687,278	690,324
Thacher Park CLO Ltd. 2014-1A. “CR”, FRN, 3.356%, 10/20/2026 (n)	1,143,000	1,141,070
TICP CLO Ltd., FRN, 3.406%, 1/20/2027 (z)	1,024,000	1,024,100
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.192%, 5/17/2032 (n)	650,795	651,953
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.589%, 11/17/2033 (n)	1,030,000	1,014,040
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	1,880,000	1,870,974
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	676,424	676,781
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (z)	1,174,000	1,174,000
Wheels SPV LLC, 2015-1A, “A2”, 1.27%, 4/22/2024 (n)	1,001,224	1,002,039

		$72,696,357

9

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - 3.8%
American Honda Finance Corp., 1.6%, 7/13/2018	$2,000,000	$2,002,584
American Honda Finance Corp., FRN, 1.601%, 9/20/2017	460,000	460,893
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	2,750,000	2,749,703
Ford Motor Credit Co. LLC, 2.262%, 3/28/2019	1,632,000	1,633,738
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	340,000	339,086
Ford Motor Credit Co. LLC, FRN, 1.626%, 9/08/2017	1,860,000	1,860,000
Ford Motor Credit Co. LLC, FRN, 2.095%, 1/09/2018	1,770,000	1,776,611
General Motors Financial Co., Inc., 2.65%, 4/13/2020	1,741,000	1,748,082
Hyundai Capital America, 2%, 3/19/2018 (n)	2,022,000	2,025,706
Hyundai Capital America, 2.4%, 10/30/2018 (n)	640,000	642,646
Toyota Motor Credit Corp., 1.7%, 2/19/2019	1,190,000	1,191,417
Toyota Motor Credit Corp., FRN, 1.548%, 1/17/2019	1,620,000	1,627,431
Volkswagen Group of America Finance LLC, FRN, 1.423%, 5/23/2017 (n)	1,260,000	1,260,089
Volkswagen Group of America Finance LLC, FRN, 1.492%, 11/20/2017 (n)	1,500,000	1,501,410

		$20,819,396
Banks & Diversified Financials (Covered Bonds) - 0.2%
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/2017 (n)	$1,000,000	$998,879

Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$371,000	$370,113

Brokerage & Asset Managers - 0.3%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$1,402,000	$1,425,676
NYSE Euronext, 2%, 10/05/2017	486,000	486,796

		$1,912,472
Building - 0.2%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$1,060,000	$1,056,622

Business Services - 0.3%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$450,000	$455,840
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	1,080,000	1,066,933

		$1,522,773
Cable TV - 0.4%
Time Warner Cable, Inc., 5%, 2/01/2020	$2,308,000	$2,463,640

Chemicals - 1.4%
CF Industries, Inc., 6.875%, 5/01/2018	$1,487,000	$1,553,469
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	3,000,000	2,999,676

10

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - continued
Dow Chemical Co., 8.55%, 5/15/2019	$2,000,000	$2,256,150
LyondellBasell Industries N.V., 5%, 4/15/2019	760,000	798,312

		$7,607,607
Computer Software - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$990,000	$1,012,570

Conglomerates - 0.5%
ABB Finance (USA), Inc., 1.625%, 5/08/2017	$1,141,000	$1,141,063
Roper Industries, Inc., 1.85%, 11/15/2017	1,164,000	1,164,887
Roper Technologies, Inc., 2.8%, 12/15/2021	508,000	510,767

		$2,816,717
Consumer Products - 0.9%
Mattel, Inc., 1.7%, 3/15/2018	$226,000	$225,704
Newell Brands, Inc., 2.6%, 3/29/2019	99,000	100,214
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	426,000	427,157
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	1,450,000	1,477,351
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	2,890,000	2,896,135

		$5,126,561
Consumer Services - 0.1%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$462,000	$462,440

Electrical Equipment - 0.5%
Amphenol Corp., 1.55%, 9/15/2017	$830,000	$831,003
Arrow Electronics, Inc., 3%, 3/01/2018	240,000	242,230
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	1,408,000	1,419,868

		$2,493,101
Electronics - 0.4%
Intel Corp., 1.35%, 12/15/2017	$1,052,000	$1,052,616
Tyco Electronics Group S.A., 2.375%, 12/17/2018	281,000	283,322
Xilinx, Inc., 2.125%, 3/15/2019	890,000	893,847

		$2,229,785
Emerging Market Quasi-Sovereign - 0.6%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$1,170,000	$1,190,475
Korea Gas Corp., 2.25%, 7/25/2017 (n)	440,000	440,563
Petroleos Mexicanos, 3.125%, 1/23/2019	321,000	323,889
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	1,342,000	1,337,966

		$3,292,893

11

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Sovereign - 0.2%
State of Qatar, 2.375%, 6/02/2021 (n)	$1,090,000	$1,084,005

Energy - Integrated - 0.8%
BP Capital Markets PLC, 2.521%, 1/15/2020	$806,000	$817,641
Chevron Corp., 1.104%, 12/05/2017	567,000	566,313
Shell International Finance B.V., 1.125%, 8/21/2017	550,000	550,043
Shell International Finance B.V., 1.375%, 5/10/2019	2,500,000	2,480,698

		$4,414,695
Financial Institutions - 0.2%
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	$540,000	$542,695
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	405,000	405,731

		$948,426
Food & Beverages - 3.4%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$3,059,000	$3,065,399
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	1,465,000	1,482,984
Anheuser-Busch InBev Finance, Inc., FRN, 2.15%, 2/01/2019	960,000	966,352
Anheuser-Busch InBev S.A., 1.375%, 7/15/2017	1,164,000	1,164,136
Diageo Capital PLC, 1.5%, 5/11/2017	850,000	850,122
General Mills, Inc., 1.4%, 10/20/2017	2,300,000	2,302,065
Ingredion, Inc., 1.8%, 9/25/2017	314,000	314,213
J.M. Smucker Co., 1.75%, 3/15/2018	1,000,000	1,001,120
Kraft Heinz Foods Co., 1.6%, 6/30/2017	1,550,000	1,550,265
Kraft Heinz Foods Co., 6.125%, 8/23/2018	1,560,000	1,644,540
Molson Coors Brewing Co., 2%, 5/01/2017	778,000	778,000
Mondelez International, Inc., FRN, 1.649%, 10/28/2019 (n)	1,870,000	1,877,136
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	480,000	536,333
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	1,183,000	1,176,981
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	96,000	96,776

		$18,806,422
Food & Drug Stores - 0.9%
CVS Health Corp., 1.9%, 7/20/2018	$2,000,000	$2,004,762
CVS Health Corp., 2.8%, 7/20/2020	920,000	937,347
Walgreens Boots Alliance, Inc., 1.75%, 11/17/2017	1,700,000	1,702,723
Walgreens Boots Alliance, Inc., 1.75%, 5/30/2018	170,000	170,640

		$4,815,472
Insurance - 1.1%
American International Group, Inc., 2.3%, 7/16/2019	$1,182,000	$1,186,902
American International Group, Inc., 3.3%, 3/01/2021	1,138,000	1,166,184
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,200,000	2,191,743
Prudential Financial, Inc., FRN, 1.819%, 8/15/2018	1,250,000	1,257,155

12

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - continued
Voya Financial, Inc., 2.9%, 2/15/2018	$323,000	$325,746

		$6,127,730
Insurance - Health - 0.2%
Aetna, Inc., 1.5%, 11/15/2017	$100,000	$99,980
UnitedHealth Group, Inc., 1.45%, 7/17/2017	1,210,000	1,210,553

		$1,310,533
Insurance - Property & Casualty - 0.2%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$1,300,000	$1,308,980

International Market Quasi-Sovereign - 2.5%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$1,150,000	$1,150,125
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	1,230,000	1,233,087
CPPIB Capital, Inc., 1.25%, 9/20/2019 (n)	1,980,000	1,958,561
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	2,010,000	1,948,590
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	590,000	592,071
Dexia Credit Local, “A”, 2.25%, 2/18/2020 (n)	580,000	580,407
Electricite de France, 2.15%, 1/22/2019 (n)	1,200,000	1,202,466
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	720,000	708,628
Kommunalbanken A.S., 1%, 3/15/2018 (n)	330,000	329,105
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	1,570,000	1,571,740
Swedish Export Credit Corp., 1.125%, 8/28/2019	2,700,000	2,666,871

		$13,941,651
International Market Sovereign - 0.4%
Republic of Finland, 1%, 4/23/2019 (n)	$2,300,000	$2,277,782

Internet - 0.1%
Baidu, Inc., 2.75%, 6/09/2019	$539,000	$543,704

Local Authorities - 0.6%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (n)	$2,390,000	$2,361,191
Province of Ontario, 1.1%, 10/25/2017	1,110,000	1,108,830

		$3,470,021
Major Banks - 8.4%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)	$2,750,000	$2,742,369
Bank of Montreal, 1.45%, 4/09/2018	3,010,000	3,010,768
BNP Paribas, 2.7%, 8/20/2018	1,090,000	1,100,895
Commonwealth Bank of Australia, 1.75%, 11/02/2018	1,000,000	999,521
Commonwealth Bank of Australia, FRN, 1.376%, 9/08/2017 (n)	1,800,000	1,801,004
Credit Agricole, “A”, FRN, 2.585%, 1/10/2022 (n)	750,000	755,763
HSBC Bank PLC, FRN, 1.679%, 5/15/2018 (n)	1,294,000	1,299,056

13

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
HSBC Holdings PLC, 3.262% to 3/13/2022, FRN to 3/13/2023	$1,161,000	$1,174,814
ING Bank N.V., 1.8%, 3/16/2018 (n)	3,100,000	3,105,112
ING Bank N.V., 2.3%, 3/22/2019 (n)	500,000	502,165
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	780,000	791,333
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	868,000	878,311
Mizuho Bank Ltd., FRN, 1.602%, 9/25/2017 (n)	1,800,000	1,801,478
PNC Bank N.A., 1.5%, 10/18/2017	1,240,000	1,239,288
PNC Bank N.A., 1.6%, 6/01/2018	1,750,000	1,750,625
PNC Bank N.A., 2.25%, 7/02/2019	1,140,000	1,148,014
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	480,000	480,196
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	2,200,000	2,211,774
Sumitomo Mitsui Banking Corp., FRN, 1.477%, 7/11/2017	1,400,000	1,400,319
Sumitomo Mitsui Banking Corp., FRN, 1.828%, 10/19/2018	1,630,000	1,633,847
Svenska Handelsbanken AB, 2.25%, 6/17/2019	1,725,000	1,735,407
Swedbank AB, 2.125%, 9/29/2017 (n)	2,462,000	2,468,800
Toronto-Dominion Bank, 1.75%, 7/23/2018	2,500,000	2,504,603
Toronto-Dominion Bank, 1.45%, 9/06/2018	980,000	978,308
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	2,337,000	2,373,060
Wells Fargo & Co., FRN, 1.366%, 9/08/2017	1,880,000	1,881,481
Wells Fargo Bank N.A., FRN, 1.893%, 1/22/2018	600,000	602,697
Westpac Banking Corp., 2%, 8/14/2017	400,000	400,724
Westpac Banking Corp., 1.55%, 5/25/2018	3,000,000	3,001,719
Westpac Banking Corp., FRN, 1.382%, 5/19/2017	1,000,000	1,000,147

		$46,773,598
Medical & Health Technology & Services - 0.9%
Becton, Dickinson and Co., 1.8%, 12/15/2017	$1,160,000	$1,159,247
Becton, Dickinson and Co., 2.675%, 12/15/2019	1,750,000	1,762,138
Catholic Health Initiatives, 1.6%, 11/01/2017	400,000	399,826
Covidien International Finance S.A., 6%, 10/15/2017	401,000	409,095
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	1,450,000	1,460,318

		$5,190,624
Medical Equipment - 0.8%
Abbott Laboratories, 2.35%, 11/22/2019	$1,600,000	$1,608,666
Medtronic, Inc., 1.5%, 3/15/2018	260,000	259,875
Zimmer Holdings, Inc., 2%, 4/01/2018	2,400,000	2,405,693

		$4,274,234
Metals & Mining - 0.2%
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	$420,000	$417,900
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	900,000	899,739

		$1,317,639

14

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - 0.7%
Energy Transfer Partners LP, 2.5%, 6/15/2018	$600,000	$602,696
EnLink Midstream Partners LP, 2.7%, 4/01/2019	430,000	430,534
Enterprise Products Operating LP, 6.5%, 1/31/2019	930,000	1,001,043
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	660,000	660,918
ONEOK Partners LP, 3.2%, 9/15/2018	790,000	801,951
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	522,000	522,646

		$4,019,788
Mortgage-Backed - 1.0%
Fannie Mae, 4.5%, 4/01/2024	$449,373	$475,417
Fannie Mae, 4%, 3/01/2025 - 5/01/2044	522,662	552,606
Fannie Mae, 4.5%, 5/01/2025	159,571	165,621
Fannie Mae, 3%, 4/01/2030 - 12/01/2031	867,076	893,373
Fannie Mae, FRN, 1.07%, 12/25/2017	109,017	109,005
Fannie Mae, FRN, 1.02%, 5/25/2018	379,169	379,283
Fannie Mae, FRN, 1.34%, 5/25/2018	1,613,796	1,614,154
Fannie Mae, TBA, 4%, 6/01/2046	466,600	491,388
Freddie Mac, 1.426%, 8/25/2017	77,850	77,829
Freddie Mac, 4%, 7/01/2025	341,968	359,379
Freddie Mac, 3.5%, 8/01/2026	437,382	458,013

		$5,576,068
Natural Gas - Distribution - 0.1%
Engie, 1.625%, 10/10/2017 (n)	$740,000	$740,057

Network & Telecom - 1.3%
AT&T, Inc., 2.3%, 3/11/2019	$1,300,000	$1,306,106
AT&T, Inc., 2.45%, 6/30/2020	730,000	731,080
AT&T, Inc., FRN, 1.962%, 11/27/2018	1,570,000	1,583,548
British Telecommunications PLC, 2.35%, 2/14/2019	1,090,000	1,098,044
Verizon Communications, Inc., 4.5%, 9/15/2020	2,122,000	2,264,654

		$6,983,432
Oil Services - 0.4%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$2,000,000	$2,007,580

Oils - 0.4%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$2,174,000	$2,197,753

Other Banks & Diversified Financials - 6.4%
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	$400,000	$403,554
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	1,590,000	1,583,610
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	4,000,000	4,004,400

15

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
BPCE S.A., 1.625%, 1/26/2018	$1,430,000	$1,427,613
BPCE S.A., 2.5%, 7/15/2019	1,234,000	1,240,945
Branch Banking & Trust Co., 1.45%, 5/10/2019	1,570,000	1,557,536
Capital One Bank (USA) N.A., FRN, 1.713%, 2/05/2018	2,200,000	2,205,713
Citizens Bank N.A., 2.3%, 12/03/2018	1,400,000	1,406,142
Citizens Bank N.A., 2.25%, 3/02/2020	925,000	925,820
Citizens Bank N.A., 2.55%, 5/13/2021	310,000	310,076
Commonwealth Bank of Australia, 2.3%, 9/06/2019	1,725,000	1,735,776
Discover Bank, 3.1%, 6/04/2020	1,190,000	1,215,761
Fifth Third Bancorp, 1.35%, 6/01/2017	1,800,000	1,800,000
Fifth Third Bancorp, 2.3%, 3/01/2019	364,000	366,166
Fifth Third Bancorp, 2.3%, 3/15/2019	1,040,000	1,047,178
First Republic Bank, 2.375%, 6/17/2019	278,000	278,634
Groupe BPCE S.A., 2.5%, 12/10/2018	920,000	926,343
Lloyds Bank PLC, 1.75%, 5/14/2018	2,950,000	2,953,590
Lloyds Bank PLC, 2.3%, 11/27/2018	630,000	634,040
Macquarie Bank Ltd., FRN, 1.661%, 10/27/2017 (n)	1,900,000	1,904,611
National Australia Bank Ltd., 1.375%, 7/12/2019	1,100,000	1,085,211
National Bank of Canada, FRN, 1.961%, 12/14/2018	3,200,000	3,219,277
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	1,390,000	1,382,219
Santander UK PLC, 3.05%, 8/23/2018	439,000	445,302
SunTrust Banks, Inc., 2.7%, 1/27/2022	1,433,000	1,435,678

		$35,495,195
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$443,000	$439,491

Pharmaceuticals - 3.3%
AbbVie, Inc., 1.8%, 5/14/2018	$2,500,000	$2,503,525
Actavis Funding SCS, 2.35%, 3/12/2018	1,305,000	1,310,520
Actavis Funding SCS, 3%, 3/12/2020	1,058,000	1,078,747
Actavis, Inc., 1.875%, 10/01/2017	330,000	330,255
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	1,860,000	1,858,188
Biogen, Inc., 2.9%, 9/15/2020	940,000	959,221
Bristol-Myers Squibb Co., 0.875%, 8/01/2017	1,087,000	1,085,878
Celgene Corp., 2.125%, 8/15/2018	1,410,000	1,415,629
EMD Finance LLC, 1.7%, 3/19/2018 (n)	3,000,000	2,995,311
Gilead Sciences, Inc., 1.85%, 9/04/2018	1,310,000	1,313,786
Mylan N.V., 2.5%, 6/07/2019	700,000	703,371
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	2,740,000	2,724,514

		$18,278,945

16

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Healthcare - 0.0%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$264,000	$264,976

Real Estate - Office - 0.2%
Mack-Cali Realty LP, 2.5%, 12/15/2017	$330,000	$330,874
Vornado Realty LP, REIT, 2.5%, 6/30/2019	595,000	599,780

		$930,654
Real Estate - Retail - 0.2%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$302,000	$301,665
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	670,000	670,478

		$972,143
Restaurants - 0.2%
McDonald’s Corp., 2.1%, 12/07/2018	$830,000	$835,026

Retailers - 0.1%
Dollar General Corp., 1.875%, 4/15/2018	$195,000	$195,320
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	421,000	421,410

		$616,730
Specialty Chemicals - 0.1%
Airgas, Inc., 3.05%, 8/01/2020	$700,000	$718,964

Supranational - 0.8%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$1,370,000	$1,393,975
Corporacion Andina de Fomento, 1.5%, 8/08/2017	1,300,000	1,300,312
Corporacion Andina de Fomento, FRN, 1.589%, 1/29/2018	520,000	520,479
Corporacion Andina de Fomento, FRN, 2%, 5/10/2019	1,180,000	1,181,534

		$4,396,300
Telecommunications - Wireless - 0.7%
American Tower Corp., 2.8%, 6/01/2020	$573,000	$580,068
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	900,000	898,122
Crown Castle International Corp., 3.4%, 2/15/2021	610,000	622,587
SBA Tower Trust, 2.877%, 7/15/2021 (n)	660,000	659,439
SBA Tower Trust, 2.898%, 10/15/2044 (n)	878,000	883,091

		$3,643,307
Telephone Services - 0.1%
Qwest Corp., 6.5%, 6/01/2017	$700,000	$702,793

Tobacco - 1.0%
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	$1,456,000	$1,457,918
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (z)	2,266,000	2,298,737

17

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Tobacco - continued
Reynolds American, Inc., 2.3%, 6/12/2018	$1,700,000	$1,709,265

		$5,465,920
Transportation - Services - 0.4%
TTX Co., 2.6%, 6/15/2020 (n)	$2,400,000	$2,409,254

U.S. Government Agencies and Equivalents - 0.4%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$750,000	$755,989
Private Export Funding Corp., 1.875%, 7/15/2018	1,120,000	1,127,676
Small Business Administration, 2.25%, 7/01/2021	352,746	357,096

		$2,240,761
U.S. Treasury Obligations - 4.5%
U.S. Treasury Notes , 1.875%, 2/28/2022 (f)	$25,000,000	$25,083,000

Utilities - Electric Power - 3.7%
American Electric Power Co., Inc., 1.65%, 12/15/2017	$398,000	$398,178
Dominion Resources, Inc., 2.962%, 7/01/2019	780,000	790,810
Dominion Resources, Inc., 2.5%, 12/01/2019	1,600,000	1,616,072
Duke Energy Corp., 1.625%, 8/15/2017	209,000	209,156
Emera U.S. Finance LP, 2.15%, 6/15/2019	1,165,000	1,165,227
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	750,000	762,728
Eversource Energy, 1.6%, 1/15/2018	2,000,000	1,998,886
Eversource Energy, 2.5%, 3/15/2021	730,000	728,190
Great Plains Energy, Inc, 2.5%, 3/09/2020	1,159,000	1,172,502
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	2,513,000	2,519,303
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,034,000	1,041,091
PG&E Corp., 2.4%, 3/01/2019	660,000	664,272
Southern Co., 2.45%, 9/01/2018	630,000	634,954
Southern Co., 1.85%, 7/01/2019	1,560,000	1,551,938
Southern Power Co., 1.85%, 12/01/2017	1,370,000	1,371,506
Virginia Electric & Power Co., 1.2%, 1/15/2018	700,000	697,794
Xcel Energy, Inc., 1.2%, 6/01/2017	3,000,000	2,999,847

		$20,322,454
Total Bonds (Identified Cost, $386,999,575)		$387,828,033

Short-Term Obligations - 9.3%
Bank of Nova Scotia, 1.44%, due 9/01/17	$4,850,000	$4,855,401
Credit Agricole, 1.43%, due 9/01/17	2,180,000	2,181,507
Exxon Mobil Corp., 0.79%, due 5/08/17 (s)(y)	3,800,000	3,799,416
Federal Home Loan Bank, 0.68%, due 5/01/17 (s)(y)	34,000,000	34,000,000
General Electric Co., 0.81%, due 5/02/17 (s)(y)	2,564,000	2,563,942
Novartis Finance Corp., 0.87%, due 5/23/17 (s)(y)	4,225,000	4,222,754
Total Short-Term Obligations, Identified Cost $51,616,648)		$51,623,020

18

Consolidated Portfolio of Investments (unaudited) – continued

Money Market Funds - 11.4%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $63,340,372)	63,344,930	$63,344,930
Total Investments (Identified Cost, $501,956,595)		$502,795,983

Other Assets, Less Liabilities - 9.3%		51,725,183
Net Assets - 100.0%		$554,521,166

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $134,724,325 representing 24.3% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Note 2 of the Notes to Consolidated Financial Statements for details of the wholly-owned subsidiary.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ares CLO Ltd., 2013-3A, “B1R”, FRN, 2.658%, 10/17/2024	3/16/17	$1,445,000	$1,445,140
Atrium CDO Corp., FRN, 2.278%, 7/16/2025	8/17/16	473,352	474,306
Avery Point CLO Ltd., 2014-1A, “CR”, FRN, 3.505%, 4/25/2026	3/30/17	1,150,000	1,150,000
Babson CLO Ltd., 2013-IIA, “BR”, FRN, 2.658%, 10/17/2026	3/10/17	1,747,000	1,747,109
Ballyrock Ltd., 2014-1A, “A2R”, FRN, 2.856%, 10/20/2026	3/31/17	1,149,000	1,148,992
Ballyrock Ltd., 2014-1A, “BR”, FRN, 3.256%, 10/20/2026	3/30/17	487,000	486,996
Cutwater Ltd., 2014-1A, “A”, FRN, 2.678%, 7/15/2026	9/09/16	1,097,934	1,103,625
Dryden Senior Loan Fund, 2014-31A, “CR”, FRN, 3.258%, 4/18/2026	3/22/17	530,000	527,381
HarbourView CLO VII Ltd., “B1R”, FRN, 2.702%, 11/18/2026	2/09/17	1,789,782	1,785,455
HarbourView CLO VII Ltd., 7A, “CR”, FRN, 3.432%, 11/18/2026	2/09/17	1,149,098	1,147,767
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020	3/30/17	2,293,663	2,298,737

19

Consolidated Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.688%, 10/15/2027	7/27/16	$946,695	$955,762
Madison Park Funding XIV Ltd., 2014-14A, “C1R”, FRN, 2.369%, 7/20/2026	4/13/17	1,634,000	1,633,987
Magnetite XI Ltd., 2014-11A, “BR”, FRN, 3.258%, 1/18/2027	4/03/17	805,000	804,992
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FRN, 2.958%, 4/18/2025	4/04/17	2,325,000	2,324,981
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026	6/23/16	271,421	273,347
Nextgear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022	4/24/17	937,934	937,934
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.706%, 10/20/2026	2/17/17	1,149,000	1,150,183
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021	7/12/16	334,672	335,246
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021	3/15/17	1,109,804	1,112,107
TICP CLO Ltd., FRN, 3.406%, 1/20/2027	3/20/17	1,024,000	1,024,100
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025	4/28/17	1,174,000	1,174,000
Total Restricted Securities			$25,042,147
% of Net assets			4.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Derivative Contracts at 4/30/17

Futures Contracts at 4/30/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	15	$1,776,094	June - 2017	$8,865
U.S. Treasury Note 2 yr (Long)	USD	310	67,148,907	June - 2017	57,028

					$65,893

20

Consolidated Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/17

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Total Return Swap Agreements
5/15/17	USD	10,465,194 (Long	)	Morgan Stanley Capital Services, Inc.	BCOMTR (floating rate)	0.12% (floating rate)	$(24)
5/15/17	USD	68,023,759 (Long	)	JPMorgan Chase Bank N.A	BCOMTR (floating rate)	0.09% (floating rate)	(191)
6/12/17	USD	20,930,387 (Long	)	Citibank N.A.	BCOMTR (floating rate)	0.11% (floating rate)	(51)
6/12/17	USD	41,860,775 (Long	)	Goldman Sachs International	BCOMTR (floating rate)	0.10% (floating rate)	(111)
6/16/17	USD	9,910,734 (Long	)	Citibank N.A.	BCOMTR (floating rate)	0.12% (floating rate)	(23)
6/16/17	USD	11,167,156 (Long	)	Goldman Sachs International	BCOMF3T (floating rate)	0.13% (floating rate)	(24)
6/16/17	USD	19,821,469 (Long	)	Morgan Stanley Capital Services, Inc.	BCOMTR (floating rate)	0.11% (floating rate)	(48)
6/16/17	USD	34,687,570 (Long	)	Goldman Sachs International	BCOMTR (floating rate)	0.10% (floating rate)	(92)
6/16/17	USD	44,598,304 (Long	)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	0.09% (floating rate)	(125)
7/19/17	USD	6,413,753 (Long	)	JPMorgan Chase Bank N.A.	BCOMCTTR (floating rate)	0.15% (floating rate)	(405)
7/19/17	USD	6,554,418 (Short	)	Citibank N.A.	0.04% (floating rate)	BCOMWHTR (floating rate)	(429)
8/14/17	USD	10,040,496 (Long	)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	0.09% (floating rate)	(30)
9/29/17	USD	15,817,435 (Long	)	Citibank N.A.	BCOMF3T (floating rate)	0.15% (floating rate)	(29)
10/31/17	USD	6,139,709 (Short	)	Goldman Sachs International	0.05% (floating rate)	BCOMCNTR (floating rate)	(494)
10/31/17	USD	18,097,162 (Long	)	Goldman Sachs International	BCOMF3T (floating rate)	0.13% (floating rate)	(39)
10/31/17	USD	23,131,978 (Long	)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	0.13% (floating rate)	(48)
11/30/17	USD	10,835,686 (Long	)	Goldman Sachs International	BCOMTR (floating rate)	0.10% (floating rate)	(28)
12/18/17	USD	6,894,603 (Short	)	Citibank N.A.	0.09% (floating rate)	BCOMKWT (floating rate)	(953)
12/18/17	USD	6,909,217 (Long	)	Merrill Lynch International	SPGSFCTR (floating rate)	0.20% (floating rate)	(33)
1/10/18	USD	6,652,103 (Long	)	Goldman Sachs International	BCOMPBTR (floating rate)	0.13% (floating rate)	(15)
1/10/18	USD	35,270,382 (Long	)	Goldman Sachs International	BCOMF3T (floating rate)	0.13% (floating rate)	(75)
1/19/18	USD	14,546,490 (Long	)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	0.09% (floating rate)	(40)

21

Consolidated Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/17 - continued

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives - continued
Total Return Swap Agreements - continued
1/19/18	USD	14,749,990 (Long	)	Goldman Sachs International	BCOMF3T (floating rate)	0.13% (floating rate)	$(31)
2/7/18	USD	5,593,675 (Short	)	Merrill Lynch International	0.05% (floating rate)	SPGSCCTR (floating rate)	(510)
2/14/18	USD	5,480,877 (Short	)	Goldman Sachs International	0.05% (floating rate)	BCOMNGTR (floating rate)	(430)
2/14/18	USD	6,659,021 (Long	)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	0.09% (floating rate)	(122)
3/6/18	USD	20,234,167 (Long	)	Merrill Lynch International	BCOMF3T (floating rate)	0.13% (floating rate)	(44)
3/6/18	USD	21,197,698 (Long	)	Goldman Sachs International	BCOMF3T (floating rate)	0.13% (floating rate)	(46)
3/6/18	USD	21,197,698 (Long	)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	0.13% (floating rate)	(46)
4/9/18	USD	5,486,890 (Long	)	JPMorgan Chase Bank N.A.	BCOMCOT (floating rate)	0.08% (floating rate)	(17)
4/9/18	USD	28,752,827 (Long	)	Merrill Lynch International	MLCILPRT (floating rate)	0.13% (floating rate)	(135,455)
4/10/18	USD	7,107,272 (Long	)	Merrill Lynch International	BCOMALTR (floating rate)	0.11% (floating rate)	(18)
4/10/18	USD	25,636,944 (Long	)	Merrill Lynch International	MLCILPRT (floating rate)	0.13% (floating rate)	(120,777)
4/17/18	USD	2,782,372 (Long	)	Goldman Sachs International	BCOMNITR (floating rate)	0.12% (floating rate)	(6)
4/30/18	USD	4,950,848 (Long	)	Merrill Lynch International	MLCILPRT (floating rate)	0.13% (floating rate)	(23,323)
4/30/18	USD	6,433,704 (Short	)	Merrill Lynch International	0.05% (floating rate)	BCOMSBTR (floating rate)	(531)
4/30/18	USD	8,482,766 (Long	)	Goldman Sachs International	BCOMSITR (floating rate)	0.12% (floating rate)	(21)
5/2/18	USD	6,749,292 (Long	)	JPMorgan Chase Bank N.A.	BCOMRBTR (floating rate)	0.09% (floating rate)	(695)
5/11/18	USD	4,546,663 (Long	)	JPMorgan Chase Bank N.A.	BCOMHOTR (floating rate)	0.08% (floating rate)	(119)

							$(285,498)

At April 30, 2017, the fund had cash collateral of $61,267,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted Cash” on the Consolidated Statement of Assets and Liabilities.

22

Consolidated Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index composed of futures contracts on brent crude.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMNITR	Bloomberg Nickel Subindex Total Return. A single commodity subindex of the Bloomberg CI composed of futures contracts on nickel. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMPBTR	Bloomberg Lead Subindex Total Return, this index is composed of futures on lead.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver.
BCOMTR	Bloomberg Commodity Index Total Return, this index is composed of futures contracts on nineteen physical commodities.
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
SPGSFCTR	S&P GSCI Feeder Cattle Total Return
SPGSCCTR	S&P GSCI Cocoa Total Return

See Notes to Consolidated Financial Statements

23

Financial Statements

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

At 4/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $438,616,223)	$439,451,053
Underlying affiliated funds, at value (identified cost, $63,340,372)	63,344,930
Total investments, at value (identified cost, $501,956,595)	$502,795,983
Cash	812,804
Restricted cash	61,267,000
Receivables for
Due from brokers	2,166,173
Investments sold	225,845
Fund shares sold	1,073,550
Interest	1,801,836
Other assets	2,049
Total assets	$570,145,240
Liabilities
Payables for
Due to brokers	$10,769,610
Daily variation margin on open futures contracts	14,296
Investments purchased	3,892,341
TBA purchase commitments	483,395
Fund shares reacquired	29,768
Swaps, at value	285,498
Payable to affiliates
Investment adviser	46,034
Shareholder servicing costs	82
Distribution and service fees	1
Payable for independent Trustees’ compensation	2,998
Accrued expenses and other liabilities	100,051
Total liabilities	$15,624,074
Net assets	$554,521,166
Net assets consist of
Paid-in capital	$646,474,328
Unrealized appreciation (depreciation) on investments	619,783
Accumulated net realized gain (loss) on investments	(93,742,669)
Undistributed net investment income	1,169,724
Net assets	$554,521,166
Shares of beneficial interest outstanding	95,978,287

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$47,427	8,206	$5.78
Class I	47,630	8,245	5.78
Class R6	554,426,109	95,961,836	5.78

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.13 [100 / 94.25 x $5.78]. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Consolidated Financial Statements

24

Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS

Six months ended 4/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$3,883,607
Dividends from underlying affiliated funds	178,653
Other	232
Total investment income	$4,062,492
Expenses
Management fee	$2,089,210
Distribution and service fees	60
Shareholder servicing costs	126
Administrative services fee	48,450
Independent Trustees’ compensation	8,697
Custodian fee	19,524
Reimbursement of custodian expenses	(26,834)
Shareholder communications	4,198
Audit and tax fees	40,851
Legal fees	9,276
Miscellaneous	54,270
Total expenses	$2,247,828
Reduction of expenses by investment adviser	(20,938)
Net expenses	$2,226,890
Net investment income	$1,835,602
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(51,730)
Underlying affiliated funds	(7,271)
Futures contracts	124,983
Swap agreements	(8,271,115)
Net realized gain (loss) on investments	$(8,205,133)
Change in unrealized appreciation (depreciation)
Investments	$(1,054,788)
Futures contracts	65,893
Swap agreements	(267,543)
Net unrealized gain (loss) on investments	$(1,256,438)
Net realized and unrealized gain (loss) on investments	$(9,461,571)
Change in net assets from operations	$(7,625,969)

See Notes to Consolidated Financial Statements

25

Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/17 (unaudited)	Year ended 10/31/16
From operations
Net investment income	$1,835,602	$2,527,058
Net realized gain (loss) on investments	(8,205,133)	(1,075,040)
Net unrealized gain (loss) on investments	(1,256,438)	2,040,665
Change in net assets from operations	$(7,625,969)	$3,492,683
Distributions declared to shareholders
From net investment income	$(3,450,522)	$(2,430,923)
Change in net assets from fund share transactions	$2,186,882	$7,081,858
Total change in net assets	$(8,889,609)	$8,143,618
Net assets
At beginning of period	563,410,775	555,267,157
At end of period (including undistributed net investment income of $1,169,724 and $2,784,644, respectively)	$554,521,166	$563,410,775

See Notes to Consolidated Financial Statements

26

Financial Statements

CONSOLIDATED FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/17		Years ended 10/31				Period ended 10/31/14 (z)		Years ended 4/30
Class A			2016		2015				2014		2013	2012
	(unaudited)
Net asset value, beginning of period	$5.89		$5.93		$7.88		$9.28		$9.09		$9.57	$14.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	(c)	$0.01		$(0.00	)(w)	$(0.01)		$(0.00	)(w)	$0.01	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		(0.05	)(g)	(1.95)		(1.39)		0.22		(0.43)	(2.99)
Total from investment operations	$(0.09)		$(0.04)		$(1.95)		$(1.40)		$0.22		$(0.42)	$(2.98)
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.00	)(w)	$—		$—		$(0.03)		$(0.06)	$(0.08)
From net realized gain on investments	—		—		—		—		—		—	(1.86)
Total distributions declared to shareholders	$(0.02)		$(0.00	)(w)	$—		$—		$(0.03)		$(0.06)	$(1.94)
Net asset value, end of period (x)	$5.78		$5.89		$5.93		$7.88		$9.28		$9.09	$9.57
Total return (%) (r)(s)(t)(x)	(1.50	)(c)(n)	(0.61)		(24.75)		(15.09	)(n)	2.40		(4.38)	(19.96)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)(c)	1.07		1.08		1.10	(a)	1.06		1.07	1.08
Expenses after expense reductions (f)	1.04	(a)(c)	1.06		1.07		1.10	(a)	1.05		1.07	1.08
Net investment income (loss)	0.40	(a)(c)	0.21		(0.00	)(w)	(0.20	)(a)	(0.05)		0.13	0.11
Portfolio turnover	24	(n)	32		51		21	(n)	43		54	70
Net assets at end of period (000 omitted)	$47		$48		$48		$97		$114		$111	$116

See Notes to Consolidated Financial Statements

27

Consolidated Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31			Period ended 10/31/14 (z)		Years ended 4/30
Class I			2016		2015			2014	2013	2012

Net asset value, beginning of period	$5.90		$5.94		$7.90	$9.28		$9.10	$9.57	$14.50
Income (loss) from investment operations
Net investment income (d)	$0.02	(c)	$0.03		$0.02	$0.00	(w)	$0.02	$0.05	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		(0.04	)(g)	(1.96)	(1.38)		0.21	(0.43)	(3.00)
Total from investment operations	$(0.08)		$(0.01)		$(1.94)	$(1.38)		$0.23	$(0.38)	$(2.96)
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.03)		$(0.02)	$—		$(0.05)	$(0.09)	$(0.11)
From net realized gain on investments	—		—		—	—		—	—	(1.86)
Total distributions declared to shareholders	$(0.04)		$(0.03)		$(0.02)	$—		$(0.05)	$(0.09)	$(1.97)
Net asset value, end of period (x)	$5.78		$5.90		$5.94	$7.90		$9.28	$9.10	$9.57
Total return (%) (r)(s)(x)	(1.43	)(c)(n)	(0.20)		(24.63)	(14.87	)(n)	2.56	(4.03)	(19.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)(c)	0.83		0.83	0.85	(a)	0.81	0.81	0.83
Expenses after expense reductions (f)	0.80	(a)(c)	0.82		0.82	0.85	(a)	0.80	0.81	0.83
Net investment income	0.65	(a)(c)	0.45		0.25	0.05	(a)	0.20	0.50	0.37
Portfolio turnover	24	(n)	32		51	21	(n)	43	54	70
Net assets at end of period (000 omitted)	$48		$48		$48	$80		$94	$92	$324,532

See Notes to Consolidated Financial Statements

28

Consolidated Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31			Period ended 10/31/14 (z)		Years ended 4/30
Class R6			2016		2015			2014	2013 (i)

Net asset value, beginning of period	$5.90		$5.94		$7.90	$9.29		$9.10	$10.03
Income (loss) from investment operations
Net investment income (d)	$0.02	(c)	$0.03		$0.02	$0.00	(w)	$0.02	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		(0.04	)(g)	(1.96)	(1.39)		0.22	(0.86	)(g)
Total from investment operations	$(0.08)		$(0.01)		$(1.94)	$(1.39)		$0.24	$(0.84)
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.03)		$(0.02)	$—		$(0.05)	$(0.09)
Net asset value, end of period (x)	$5.78		$5.90		$5.94	$7.90		$9.29	$9.10
Total return (%) (r)(s)(x)	(1.43	)(c)(n)	(0.20)		(24.63)	(14.96	)(n)	2.67	(8.44	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)(c)	0.82		0.83	0.86	(a)	0.81	0.82	(a)
Expenses after expense reductions (f)	0.80	(a)(c)	0.82		0.83	0.85	(a)	0.81	0.82	(a)
Net investment income	0.66	(a)(c)	0.45		0.26	0.05	(a)	0.19	0.31	(a)
Portfolio turnover	24	(n)	32		51	21	(n)	43	54
Net assets at end of period (000 omitted)	$554,426		$563,314		$555,170	$539,510		$547,015	$413,592

See Notes to Consolidated Financial Statements

29

Consolidated Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Consolidated Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales and fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, September 4, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount and ratio were less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	For the period May 1, 2014 through October 31, 2014. On June 10, 2014, the fund changed its fiscal year-end from April 30 to October 31.

See Notes to Consolidated Financial Statements

30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Commodity Strategy Fund (the fund) was a non-diversified series of MFS Series Trust XV (the trust) during the reporting period (See Note 8 – Subsequent Event). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

Principles of Consolidation – The fund gains exposure to the commodities markets by investing the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps, instead of commodity linked-notes. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of April 30, 2017, the Subsidiary’s net assets were $104,745,255, which represented 18.9% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current

31

Notes to Consolidated Financial Statements (unaudited) – continued

financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where

32

Notes to Consolidated Financial Statements (unaudited) – continued

trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and swap agreements. The following is a summary of the levels used as of April 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$27,323,761	$—	$27,323,761
Non-U.S. Sovereign Debt	—	24,992,632	—	24,992,632
U.S. Corporate Bonds	—	144,038,031	—	144,038,031
Residential Mortgage-Backed Securities	—	9,428,950	—	9,428,950
Commercial Mortgage-Backed Securities	—	264,943	—	264,943
Asset-Backed Securities (including CDOs)	—	68,578,526	—	68,578,526
Foreign Bonds	—	113,201,190	—	113,201,190
Short-Term Securities	—	51,623,020	—	51,623,020
Mutual Funds	63,344,930	—	—	63,344,930
Total Investments	$63,344,930	$439,451,053	$—	$502,795,983

Other Financial Instruments
Futures Contracts – Assets	$65,893	$—	$—	$65,893
Swap Agreements – Liabilities	$—	$(285,498)	$—	$(285,498)

For further information regarding security characteristics, see the Consolidated Portfolio of Investments.

33

Notes to Consolidated Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and swap agreements. The fund’s period end derivatives, as presented in the Consolidated Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2017 as reported in the Consolidated Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$65,893	$—
Commodity	Total Return Swap	—	(285,498)
Total		$65,893	$(285,498)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2017 as reported in the Consolidated Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$124,983	$—
Commodity	—	(8,271,115)
Total	$124,983	$(8,271,115)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2017 as reported in the Consolidated Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$65,893	$—
Commodity	—	(267,543)
Total	$65,893	$(267,543)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the

34

Notes to Consolidated Financial Statements (unaudited) – continued

credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Consolidated Statement of Operations.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of April 30, 2017:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$14,296	$—
Swaps, at value	$—	$(285,498)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$14,296	$(285,498)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	(14,296)	—
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$—	$(285,498)

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Consolidated Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

35

Notes to Consolidated Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2017:

		Amounts Not Offset in the Statement of Assets & Liabilties
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Citibank N.A.	$(1,485)	$—	$—	$1,485	$—
Goldman Sachs International	(1,412)	—	—	1,412	—
JPMorgan Chase Bank N.A	(1,838)	—	—	1,838	—
Merrill Lynch International	(280,691)	—	—	280,691	—
Morgan Stanley Capital Services, Inc.	(72)	—	—	72	—
Total	$(285,498)	$—	$—	$285,498	$—

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under

36

Notes to Consolidated Financial Statements (unaudited) – continued

provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Consolidated Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations. Where cash receipt or payment is required, the daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Consolidated Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest

37

Notes to Consolidated Financial Statements (unaudited) – continued

payment. On a monthly basis, the change in the total return of the index is measured to determine the monthly payment due to or from the counterparty. These payments are included in “Due from brokers” or “Due to brokers” in the Consolidated Statement of Assets and Liabilities. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Consolidated Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Consolidated Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Consolidated Portfolio of Investments. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its

38

Notes to Consolidated Financial Statements (unaudited) – continued

commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the nondefaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Consolidated Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

39

Notes to Consolidated Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/16
Ordinary income (including any short-term capital gains)	$2,430,923

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/17
Cost of investments	$647,417,146
Gross appreciation	1,311,609
Gross depreciation	(145,932,772)
Net unrealized appreciation (depreciation)	$(144,621,163)

As of 10/31/16
Undistributed ordinary income	2,784,644
Capital loss carryforwards	(84,289,374)
Other temporary differences	144,525,356
Net unrealized appreciation (depreciation)	(143,897,297)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(60,001,843)
Long-Term	(24,287,531)
Total	$(84,289,374)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared

40

Notes to Consolidated Financial Statements (unaudited) – continued

separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Consolidated Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/17	Year ended 10/31/16
Class A	$181	$27
Class I	299	205
Class R6	3,450,042	2,430,691
Total	$3,450,522	$2,430,923

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period November 1, 2016 through February 27, 2017, the management fee was computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets. The investment adviser had agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement was eliminated on February 27, 2017. For the period November 1, 2016 through February 27, 2017, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced. Effective February 28, 2017, the management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2017, this management fee reduction amounted to $20,938, which is included in the reduction of total expenses in the Consolidated Statement of Operations. The management fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the six months ended April 30, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

41

Notes to Consolidated Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$60

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2017 based on each class’s average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. There were no contingent deferred sales charges imposed during the six months ended April 30, 2017.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC may receive payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2017, these out-of-pocket expenses amounted to $126. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.0174% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2017, the fee paid by the fund under this agreement was $543 and included in “Miscellaneous” expense in the

42

Notes to Consolidated Financial Statements (unaudited) – continued

Consolidated Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

At April 30, 2017, MFS held 100% of the outstanding shares of Class A and Class I.

(4) Portfolio Securities

For the six months ended April 30, 2017, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$26,788,517	$14,620,916
Investments (non-U.S. Government securities)	$68,635,646	$93,449,841

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class R6	4,916,054	$28,938,900	13,854,393	$77,067,096

Shares issued to shareholders in reinvestment of distributions
Class A	30	$181	5	$27
Class I	50	299	38	205
Class R6	580,815	3,450,042	456,897	2,430,691
	580,895	$3,450,522	456,940	$2,430,923

Shares reacquired
Class R6	(5,040,511)	$(30,202,540)	(12,237,865)	$(72,416,161)

Net change
Class A	30	$181	5	$27
Class I	50	299	38	205
Class R6	456,358	2,186,402	2,073,425	7,081,626
	456,438	$2,186,882	2,073,468	$7,081,858

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime Income Fund were the owners of record of approximately 35%, 31%, 14%, 5%, 4%, 3%, 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Global

43

Notes to Consolidated Financial Statements (unaudited) – continued

Multi-Asset Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2017, the fund’s commitment fee and interest expense were $2,026 and $0, respectively, and are included in “Miscellaneous” expense in the Consolidated Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	56,885,999	120,454,940	(113,996,009)	63,344,930

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(7,271)	$—	$178,653	$63,344,930

(8) Subsequent Event

Effective June 1, 2017, MFS Commodity Strategy Fund became a diversified series of the trust.

44

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust XV, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	961,204,179.606	8,853,309.789
John A. Caroselli	961,272,917.869	8,784,570.527
Maureen R. Goldfarb	961,209,835.353	8,847,653.043
David H. Gunning	961,089,802.708	8,967,685.687
Michael Hegarty	961,147,802.775	8,909,685.620
John P. Kavanaugh	961,351,386.069	8,706,102.327
Robert J. Manning	961,339,106.937	8,718,381.458
Clarence Otis, Jr.	961,272,917.869	8,784,570.527
Maryanne L. Roepke	961,209,835.353	8,847,653.043
Robin A. Stelmach	961,283,363.024	8,774,125.372
Laurie J. Thomsen	961,203,064.989	8,854,423.407

45

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

46

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

47

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

April 30, 2017

MFS® GLOBAL ALTERNATIVE STRATEGY FUND

DTR-SEM

MFS® GLOBAL ALTERNATIVE STRATEGY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite the United Kingdom’s decision to leave the European Union and policy uncertainty accompanying a new presidential administration in the United States, most markets have proved resilient. U.S. share prices have reached new highs, and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve will continue to gradually hike interest rates. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies in hopes of reinvigorating slow-growing economies and lifting inflation.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, as well as geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	17.8%	5.1%	(10.2)%	12.7%
	North America ex-U.S.	0.4%	5.0%	0.0%	5.4%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.1%	0.0%	0.0%	0.1%
	United Kingdom	0.5%	0.0%	(1.1)%	(0.6)%
	Europe ex-U.K.	0.5%	0.0%	(25.9)%	(25.4)%
Equity	Europe ex-U.K.	9.6%	6.9%	(6.3)%	10.2%
	U.S. Small/Mid Cap	19.5%	1.2%	(11.4)%	9.3%
	Emerging Markets	2.3%	0.0%	0.0%	2.3%
	Japan	3.7%	0.0%	(2.1)%	1.6%
	United Kingdom	3.9%	0.0%	(2.5)%	1.4%
	Developed - Middle East/Africa	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	1.2%	0.0%	(2.8)%	(1.6)%
	U.S. Large Cap	27.7%	4.9%	(43.0)%	(10.4)%
	North America ex-U.S.	0.9%	0.0%	(15.3)%	(14.4)%
Cash	Cash & Cash Equivalents (d)				11.4%
	Other (e)				97.6%

Top ten holdings (c)
Euro STOXX 50 Index Future - JUN 2017	6.9%
U.S. Treasury Note 10yr Future - JUN 2017	5.1%
Russell 1000 Value Index Future - JUN 2017	5.1%
S&P MidCap 400 Index Future - JUN 2017	(5.0)%
Markit iTraxx Europe Index - 1.00% JUN 2022	(6.2)%
Russell 2000 Index Future - JUN 2017	(6.3)%
Markit CDX North America Investment Grade Index - 1.00% JUN 2022	(10.2)%
S&P/TSX 60 Index Future - JUN 2017	(15.3)%
German Euro Bund Future - JUN 2017	(19.7)%
S&P 500 Index Future - JUN 2017	(43.0)%

Portfolio Composition – continued

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the derivative overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2016 through April 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	1.57%	$1,000.00	$1,033.32	$7.92
	Hypothetical (h)	1.57%	$1,000.00	$1,017.01	$7.85
B	Actual	2.33%	$1,000.00	$1,029.96	$11.73
	Hypothetical (h)	2.33%	$1,000.00	$1,013.24	$11.63
C	Actual	2.33%	$1,000.00	$1,029.90	$11.73
	Hypothetical (h)	2.33%	$1,000.00	$1,013.24	$11.63
I	Actual	1.33%	$1,000.00	$1,034.86	$6.71
	Hypothetical (h)	1.33%	$1,000.00	$1,018.20	$6.66
R1	Actual	2.33%	$1,000.00	$1,029.04	$11.72
	Hypothetical (h)	2.33%	$1,000.00	$1,013.24	$11.63
R2	Actual	1.83%	$1,000.00	$1,031.49	$9.22
	Hypothetical (h)	1.83%	$1,000.00	$1,015.72	$9.15
R3	Actual	1.58%	$1,000.00	$1,034.31	$7.97
	Hypothetical (h)	1.58%	$1,000.00	$1,016.96	$7.90
R4	Actual	1.33%	$1,000.00	$1,034.71	$6.71
	Hypothetical (h)	1.33%	$1,000.00	$1,018.20	$6.66
R6	Actual	1.18%	$1,000.00	$1,035.44	$5.96
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.18% of interest expense on uncovered collateral or margin obligations with the broker (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

PORTFOLIO OF INVESTMENTS

4/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 68.5%
Issuer	Shares/Par	Value ($)
Aerospace - 1.0%
Harris Corp.	1,848	$206,773
HEICO Corp.	919	65,296
Honeywell International, Inc.	915	119,993
L3 Technologies, Inc.	832	142,913
Leidos Holdings, Inc.	5,209	274,306
ManTech International Corp., “A”	2,898	102,879
Northrop Grumman Corp.	5,519	1,357,453
Rockwell Collins, Inc.	1,062	110,544
Rolls-Royce Holdings PLC	51,575	542,416
Saab AB, “B”	5,048	250,311
United Technologies Corp.	1,534	182,531

		$3,355,415
Airlines - 0.2%
Aena S.A.	373	$65,822
Alaska Air Group, Inc.	720	61,265
Copa Holdings S.A., “A”	2,460	286,393
Delta Air Lines, Inc.	2,125	96,560
Malaysia Airports Holdings Berhad	31,600	55,324

		$565,364
Alcoholic Beverages - 1.1%
AmBev S.A., ADR	12,155	$69,648
China Resources Beer Holdings Co. Ltd. (a)	76,000	182,908
Constellation Brands, Inc., “A”	5,141	887,028
Heineken N.V.	8,189	730,125
Molson Coors Brewing Co.	1,172	112,383
Pernod Ricard S.A.	12,929	1,617,497

		$3,599,589
Apparel Manufacturers - 0.6%
Canada Goose Holdings, Inc. (a)	1,260	$21,206
Christian Dior S.A.	481	132,010
Compagnie Financiere Richemont S.A.	3,920	327,586
Hanesbrands, Inc.	4,732	103,205
LVMH Moet Hennessy Louis Vuitton SE	5,822	1,436,441
NIKE, Inc., “B”	1,681	93,144
PVH Corp.	889	89,816

		$2,203,408

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Automotive - 0.8%
Delphi Automotive PLC	2,196	$176,558
Fenix Parts, Inc. (a)	19,214	21,520
General Motors Co.	2,390	82,790
GKN PLC	43,579	202,576
Goodyear Tire & Rubber Co.	2,448	88,691
Harley-Davidson, Inc.	1,308	74,307
Kar Auction Services, Inc.	3,009	131,253
Koito Manufacturing Co. Ltd.	2,500	128,953
Lear Corp.	4,214	601,169
LKQ Corp. (a)	3,402	106,278
NGK Spark Plug Co. Ltd	7,800	168,700
Stanley Electric Co. Ltd.	5,100	149,146
Tofas Turk Otomobil Fabriikasi A.S.	16,416	136,709
USS Co. Ltd.	40,700	719,255

		$2,787,905
Biotechnology - 0.9%
ACADIA Pharmaceuticals, Inc. (a)	1,011	$34,708
Alder Biopharmaceuticals, Inc. (a)	885	17,744
Amgen, Inc.	2,583	421,856
Amicus Therapeutics, Inc. (a)	5,819	44,690
Bio-Techne Corp.	629	67,353
Biogen, Inc. (a)	1,170	317,316
Celgene Corp. (a)	11,991	1,487,484
Exact Sciences Corp. (a)	1,532	45,975
Gilead Sciences, Inc.	2,957	202,702
MiMedx Group, Inc. (a)	4,567	57,955
Neurocrine Biosciences, Inc. (a)	621	33,161
Regeneron Pharmaceuticals, Inc. (a)	434	168,605
Spark Therapeutics, Inc. (a)	658	38,144
Tesaro, Inc. (a)	275	40,587
VTV Therapeutics, Inc. (a)	2,668	14,701

		$2,992,981
Broadcasting - 0.6%
Havas S.A.	21,647	$200,171
Interpublic Group of Companies, Inc.	4,047	95,388
Netflix, Inc. (a)	5,600	852,320
Nielsen Holdings PLC	1,756	72,224
WPP Group PLC	31,057	664,920

		$1,885,023
Brokerage & Asset Managers - 1.3%
Affiliated Managers Group, Inc.	336	$55,638
Apollo Global Management LLC	7,281	194,912

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Brokerage & Asset Managers - continued
BlackRock, Inc.	1,368	$526,092
Blackstone Group LP	8,433	260,074
Computershare Ltd.	22,241	245,481
Hamilton Lane, Inc., “A” (a)	2,805	52,510
IG Group Holdings PLC	23,711	166,912
Intercontinental Exchange, Inc.	10,654	641,371
Invesco Ltd.	2,122	69,899
NASDAQ, Inc.	22,412	1,543,514
Raymond James Financial, Inc.	2,651	197,553
Schroders PLC	5,912	244,036
TD Ameritrade Holding Corp.	2,131	81,553

		$4,279,545
Business Services - 4.6%
Accenture PLC, “A”	18,835	$2,284,686
Amadeus IT Group S.A.	38,388	2,069,894
Amdocs Ltd.	1,670	102,271
Ashtead Group PLC	12,148	256,623
Brenntag AG	929	55,091
Bunzl PLC	27,284	850,945
Cerved Information Solutions S.p.A.	3,795	40,512
Cognizant Technology Solutions Corp., “A” (a)	4,102	247,063
Compass Group PLC	60,554	1,221,932
Conduent, Inc. (a)	3,064	49,974
CoStar Group, Inc. (a)	312	75,158
DXC Technology Co. (a)	8,323	627,055
Equifax, Inc.	2,990	404,577
Fidelity National Information Services, Inc.	2,229	187,660
First Data Corp. (a)	43,269	675,862
Fiserv, Inc. (a)	6,593	785,490
FleetCor Technologies, Inc. (a)	8,227	1,161,159
Forrester Research, Inc.	1,140	46,227
Global Payments, Inc.	7,176	586,710
Grand Canyon Education, Inc. (a)	9,508	714,621
Intertek Group PLC	5,999	315,924
Jones Lang LaSalle, Inc.	769	88,327
Meitec Corp.	3,700	159,816
Nomura Research Institute Ltd.	7,300	254,084
PRA Group, Inc. (a)	1,591	51,230
Realogy Holdings Corp.	1,943	59,359
Ringcentral, Inc. (a)	3,010	96,170
SGS S.A.	174	391,544
Sodexo	2,830	359,753
Travelport Worldwide Ltd.	54,875	722,704

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Tyler Technologies, Inc. (a)	383	$62,655
Verisk Analytics, Inc., “A” (a)	2,806	232,365
WNS (Holdings) Ltd., ADR (a)	2,651	84,885
Yext, Inc. (a)	3,112	46,182
Zendesk, Inc. (a)	4,064	116,840

		$15,485,348
Cable TV - 0.8%
Charter Communications, Inc., “A” (a)	3,435	$1,185,625
Comcast Corp., “A”	38,366	1,503,564
Eutelsat Communications	5,835	138,117

		$2,827,306
Chemicals - 1.1%
3M Co.	3,086	$604,331
Celanese Corp.	1,678	146,053
E.I. du Pont de Nemours & Co.	725	57,819
FMC Corp.	2,059	150,781
Givaudan S.A.	341	656,982
Ingevity Corp. (a)	2,919	184,568
LyondellBasell Industries N.V., “A”	7,844	664,857
Monsanto Co.	475	55,390
Orica Ltd.	16,361	227,013
PPG Industries, Inc.	8,480	931,443
Victrex PLC	5,181	128,572

		$3,807,809
Computer Software - 2.3%
2U, Inc. (a)	2,258	$102,513
Adobe Systems, Inc. (a)	6,164	824,373
Aspen Technology, Inc. (a)	1,538	94,572
Cadence Design Systems, Inc. (a)	27,696	902,059
Check Point Software Technologies Ltd. (a)	1,753	182,330
Cloudera, Inc. (a)	3,924	71,024
Intuit, Inc.	5,506	689,406
Microsoft Corp.	12,251	838,703
MuleSoft, Inc., “A” (a)	1,729	39,836
OBIC Co. Ltd.	13,700	739,843
Okta, Inc. (a)	1,076	28,030
Oracle Corp.	14,944	671,882
Paylocity Holding Corp. (a)	2,572	101,440
Sabre Corp.	6,011	140,718
Salesforce.com, Inc. (a)	5,909	508,883
SAP SE	10,313	1,034,310

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
SecureWorks Corp. (a)	3,635	$31,443
Symantec Corp.	3,293	104,158
Twilio, Inc., “A” (a)	3,161	104,471
Ultimate Software Group, Inc. (a)	297	60,193
VMware, Inc., “A” (a)	6,195	583,073

		$7,853,260
Computer Software - Systems - 1.8%
Apple, Inc.	5,615	$806,595
Autodesk, Inc. (a)	2,167	195,182
Brother Industries Ltd.	10,500	215,793
Constellation Software, Inc.	70	32,016
EMIS Group PLC	13,581	165,171
EPAM Systems, Inc. (a)	1,115	85,855
Hewlett Packard Enterprise	37,407	696,892
International Business Machines Corp.	4,653	745,829
Kinaxis, Inc. (a)	930	55,764
Model N, Inc. (a)	5,558	59,471
NCR Corp.	2,488	102,630
NetApp, Inc.	7,851	312,862
New Relic, Inc. (a)	2,881	115,182
NICE Systems Ltd., ADR	5,352	360,992
Pitney Bowes, Inc.	3,536	46,993
Presidio, Inc. (a)	4,789	70,638
Proofpoint, Inc. (a)	900	67,833
Q2 Holdings, Inc. (a)	2,756	105,141
Rapid7, Inc. (a)	3,528	59,800
RealPage, Inc. (a)	1,461	54,130
SS&C Technologies Holdings, Inc.	12,030	441,982
Tech Data Corp. (a)	7,402	708,001
Vantiv, Inc., “A” (a)	2,670	165,647
Venture Corp. Ltd.	19,700	172,022
Verint Systems, Inc. (a)	3,995	157,004
Xerox Corp.	8,776	63,099

		$6,062,524
Conglomerates - 0.1%
DCC PLC	3,414	$315,275

Construction - 1.9%
Armstrong World Industries, Inc. (a)	4,094	$191,395
Bellway PLC	7,257	267,503
Foundation Building Materials, Inc. (a)	4,000	64,760
Geberit AG	536	244,136

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - continued
GMS, Inc. (a)	7,764	$280,746
Lennox International, Inc.	424	70,125
Owens Corning	16,628	1,011,814
Pool Corp.	3,100	370,822
Sherwin-Williams Co.	2,636	882,216
Siteone Landscape Supply, Inc. (a)	9,794	468,251
Stanley Black & Decker, Inc.	1,109	150,990
Summit Materials, Inc., “A” (a)	4,210	108,029
Techtronic Industries Co. Ltd.	39,000	167,465
Toll Brothers, Inc.	25,843	930,090
TopBuild Corp. (a)	2,359	120,757
Toto Ltd.	4,100	156,497
Trex Co., Inc. (a)	851	62,285
Vulcan Materials Co.	6,346	767,104

		$6,314,985
Consumer Products - 2.2%
Colgate-Palmolive Co.	16,005	$1,153,000
Coty, Inc., “A”	5,406	96,497
E.L.F. Beauty, Inc. (a)	1,354	36,897
Estee Lauder Cos., Inc., “A”	2,579	224,734
Kao Corp.	14,000	772,119
Kobayashi Pharmaceutical Co. Ltd.	34,900	1,828,356
L’Oréal S.A.	6,215	1,237,894
Newell Brands, Inc.	11,426	545,477
Reckitt Benckiser Group PLC	16,609	1,529,717
Sensient Technologies Corp.	2,275	186,095

		$7,610,786
Consumer Services - 1.3%
Asante, Inc.	10,600	$161,175
Bright Horizons Family Solutions, Inc. (a)	10,008	761,809
Carriage Services, Inc.	2,037	55,712
Estacio Participacoes S.A., ADR	36,614	205,771
Localiza Rent a Car S.A., ADR	14,965	224,714
Nord Anglia Education, Inc. (a)	2,616	84,235
Priceline Group, Inc. (a)(s)	1,611	2,975,227
ServiceMaster Global Holdings, Inc. (a)	907	34,557

		$4,503,200
Containers - 0.5%
Berry Global Group, Inc. (a)	9,282	$464,100
Brambles Ltd.	96,657	748,376
Fuji Seal International, Inc.	7,100	169,037

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Containers - continued
Graphic Packaging Holding Co.	15,704	$213,260
Sealed Air Corp.	1,551	68,275

		$1,663,048
Electrical Equipment - 1.7%
AMETEK, Inc.	10,622	$607,578
Amphenol Corp.	7,862	568,501
IMI PLC	13,485	223,387
Johnson Controls International PLC	17,670	734,542
Legrand S.A.	1,239	80,209
Mettler-Toledo International, Inc. (a)	1,965	1,008,870
MSC Industrial Direct Co., Inc., “A”	8,059	721,522
Rockwell Automation, Inc.	837	131,702
Schneider Electric S.A.	15,269	1,205,858
Sensata Technologies Holding B.V. (a)	374	15,401
Spectris PLC	8,364	298,992
TriMas Corp. (a)	4,626	106,167
WESCO International, Inc. (a)	2,956	180,168

		$5,882,897
Electronics - 2.1%
Analog Devices, Inc.	8,059	$614,096
Applied Materials, Inc.	658	26,721
Broadcom Corp.	2,658	586,913
Halma PLC	71,331	972,845
Inphi Corp. (a)	2,456	101,728
Integrated Device Technology, Inc. (a)	2,477	59,423
Intel Corp.	14,215	513,872
Keysight Technologies, Inc. (a)	2,731	102,221
M/A-COM Technology Solutions Holdings, Inc. (a)	1,541	75,324
Maxim Integrated Products, Inc.	2,277	100,530
Mellanox Technologies Ltd. (a)	2,513	118,614
Mercury Systems, Inc. (a)	2,216	82,834
Monolithic Power Systems, Inc.	4,031	368,837
NVIDIA Corp.	1,880	196,084
OSI Systems, Inc. (a)	1,234	95,512
Plexus Corp. (a)	2,831	147,184
Samsung Electronics Co. Ltd.	61	119,598
Silicon Laboratories, Inc. (a)	1,347	95,839
Taiwan Semiconductor Manufacturing Co. Ltd.	22,654	146,041
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	46,543	1,539,177
Texas Instruments, Inc.	12,238	969,005

		$7,032,398

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - 1.0%
Anadarko Petroleum Corp.	6,823	$389,047
Cabot Oil & Gas Corp.	7,016	163,052
Cairn Energy PLC (a)	20,204	50,845
Cimarex Energy Co.	519	60,557
Energen Corp. (a)	4,054	210,767
EOG Resources, Inc.	907	83,898
EQT Corp.	1,916	111,396
Hess Corp.	2,101	102,592
HollyFrontier Corp.	2,213	62,274
Noble Energy, Inc.	1,985	64,175
Occidental Petroleum Corp.	1,589	97,787
Oil Search Ltd.	14,433	78,030
Parsley Energy, Inc., “A” (a)	5,210	155,206
PDC Energy, Inc. (a)	1,321	72,959
Pioneer Natural Resources Co.	912	157,767
Rice Energy, Inc. (a)	41,906	892,179
TORC Oil & Gas Ltd.	23,638	102,861
Valero Energy Corp.	9,310	601,519

		$3,456,911
Energy - Integrated - 0.2%
BP PLC	34,421	$197,276
Eni S.p.A.	10,532	163,713
Exxon Mobil Corp.	3,672	299,819
Galp Energia SGPS S.A.	6,918	107,536

		$768,344
Engineering - Construction - 0.1%
KBR, Inc.	13,809	$194,016
Promotora y Operadora de Infraestructura S.A.B. de C.V.	8,605	91,813
Team, Inc. (a)	2,022	54,392

		$340,221
Entertainment - 0.4%
Live Nation, Inc. (a)	4,711	$151,506
Madison Square Garden Co., “A” (a)	464	93,621
Merlin Entertainments PLC	28,202	184,645
Parques Reunidos Servicios Centrales S.A.U. (a)	5,579	98,633
Time Warner, Inc.	7,277	722,388
Twenty-First Century Fox, Inc.	1,515	46,268

		$1,297,061
Food & Beverages - 3.1%
Archer Daniels Midland Co.	4,608	$210,816
Blue Buffalo Pet Products, Inc. (a)	4,357	107,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Britvic PLC	18,798	$161,909
Bunge Ltd.	4,160	328,765
Cal-Maine Foods, Inc. (a)	5,606	211,627
Coca-Cola Co.	5,009	216,138
Coca-Cola European Partners PLC	2,230	86,123
Danone S.A.	28,669	2,004,286
Flex Pharma, Inc. (a)	2,084	7,169
Greencore Group PLC	18,654	55,086
J.M. Smucker Co.	2,208	279,798
Marine Harvest A.S.A.	14,295	237,751
Mondelez International, Inc.	1,175	52,910
Monster Beverage Corp. (a)	2,583	117,217
Nestle S.A.	34,990	2,695,461
Nestle S.A., ADR	7,649	588,965
PepsiCo, Inc.	8,342	944,982
Pinnacle Foods, Inc.	2,641	153,574
S Foods, Inc.	5,100	158,982
Shenguan Holdings Group Ltd.	2,168,000	164,446
Snyders-Lance, Inc.	2,517	88,749
Tate & Lyle PLC	17,317	169,675
TreeHouse Foods, Inc. (a)	2,553	223,643
Tyson Foods, Inc., “A”	21,444	1,377,991

		$10,643,463
Food & Drug Stores - 0.3%
Booker Group PLC	59,217	$148,794
Clicks Group Ltd.	3,535	35,507
CVS Health Corp.	7,446	613,848
FamilyMart UNY Holdings Co. Ltd.	1,400	79,121
Lawson, Inc.	2,000	132,765
Sally Beauty Holdings, Inc.	2,723	51,791
Sundrug Co. Ltd.	3,700	129,778

		$1,191,604
Furniture & Appliances - 0.0%
Whirlpool Corp.	662	$122,920

Gaming & Lodging - 0.4%
Paddy Power Betfair PLC	5,485	$610,959
Royal Caribbean Cruises Ltd.	7,441	793,211
Vail Resorts, Inc.	246	48,624

		$1,452,794

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
General Merchandise - 0.3%
Costco Wholesale Corp.	502	$89,115
Dollar Tree, Inc. (a)	8,613	712,898
Five Below, Inc. (a)	1,616	79,378
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,320	50,556
PriceSmart, Inc.	678	58,952

		$990,899
Health Maintenance Organizations - 0.4%
Cigna Corp.	1,474	$230,489
Molina Healthcare, Inc. (a)	2,041	101,621
UnitedHealth Group, Inc.	4,958	867,055

		$1,199,165
Insurance - 3.1%
AIA Group Ltd.	170,200	$1,178,305
American International Group, Inc.	387	23,572
AMP Ltd.	27,306	109,594
Aon PLC	8,745	1,048,001
Arthur J. Gallagher & Co.	1,666	92,979
Aspen Insurance Holdings Ltd.	2,301	120,457
Beazley PLC	90,410	515,002
Chubb Ltd.	371	50,920
Everest Re Group Ltd.	1,087	273,609
Fairfax Financial Holdings Ltd.	1,022	467,183
Hanover Insurance Group, Inc.	2,068	182,542
Hartford Financial Services Group, Inc.	16,424	794,265
Hiscox Ltd.	11,479	168,301
Jardine Lloyd Thompson Group PLC	13,579	192,935
Lincoln National Corp.	1,824	120,256
MetLife, Inc.	16,335	846,316
Prudential Financial, Inc.	11,952	1,279,223
Safety Insurance Group, Inc.	1,662	120,329
Sony Financial Holdings, Inc.	11,700	194,379
Swiss Re Ltd.	1,208	105,138
Third Point Reinsurance Ltd. (a)	5,696	68,922
Travelers Cos., Inc.	5,642	686,406
Unum Group	21,795	1,009,762
Validus Holdings Ltd.	7,014	387,734
XL Group Ltd.	3,564	149,153
Zurich Insurance Group AG	634	175,481

		$10,360,764
Internet - 2.4%
Alibaba Group Holding Ltd., ADR (a)	8,857	$1,022,984
Alphabet, Inc., “A” (a)	2,243	2,073,698

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - continued
Alphabet, Inc., “C” (a)	791	$716,614
Facebook, Inc., “A” (a)	17,267	2,594,367
LogMeIn, Inc.	8,754	989,202
NAVER Corp.	742	521,663
Rightmove PLC	5,251	284,694

		$8,203,222
Leisure & Toys - 1.0%
Brunswick Corp.	2,070	$117,473
Electronic Arts, Inc. (a)	28,389	2,691,845
Take-Two Interactive Software, Inc. (a)	8,082	507,954
Thor Industries, Inc.	1,953	187,840

		$3,505,112
Machinery & Tools - 1.9%
Daikin Industries Ltd.	1,900	$184,503
Deere & Co.	876	97,770
Eaton Corp. PLC	1,498	113,309
GEA Group AG	20,595	875,829
Herman Miller, Inc.	1,507	49,882
ITT, Inc.	3,153	132,836
Kubota Corp.	12,400	194,996
Regal Beloit Corp.	10,304	812,470
Ritchie Bros. Auctioneers, Inc.	11,342	371,904
Ritchie Bros. Auctioneers, Inc.	3,522	115,381
Roper Technologies, Inc.	3,964	866,927
Schindler Holding AG	775	158,349
Spirax-Sarco Engineering PLC	3,414	229,934
SPX Corp. (a)	24,261	583,720
SPX FLOW, Inc. (a)	6,149	222,225
United Rentals, Inc. (a)	9,417	1,032,668
WABCO Holdings, Inc. (a)	2,955	351,261

		$6,393,964
Major Banks - 2.5%
Bank of America Corp.	80,789	$1,885,615
Barclays PLC	56,930	156,504
BNP Paribas	2,925	206,402
Comerica, Inc.	1,943	137,370
Credit Suisse Group AG, ADR	16,262	248,158
Goldman Sachs Group, Inc.	1,162	260,056
HSBC Holdings PLC	48,667	401,208
Huntington Bancshares, Inc.	22,532	289,762
JPMorgan Chase & Co. (s)	19,606	1,705,722

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - continued
KeyCorp	7,924	$144,534
Lloyds Banking Group PLC	222,669	199,573
Morgan Stanley	20,251	878,286
PNC Financial Services Group, Inc.	888	106,338
State Street Corp.	8,094	679,087
Sumitomo Mitsui Financial Group, Inc.	4,200	155,378
Svenska Handelsbanken AB	28,003	397,410
Wells Fargo & Co.	10,177	547,930

		$8,399,333
Medical & Health Technology & Services - 1.7%
AmerisourceBergen Corp.	1,273	$104,450
Capital Senior Living Corp. (a)	4,549	63,550
Community Health Systems, Inc. (a)	3,478	29,946
Express Scripts Holding Co. (a)	11,170	685,168
HCA Holdings, Inc. (a)	18,432	1,552,159
Healthcare Services Group, Inc.	3,480	159,767
Henry Schein, Inc. (a)	2,459	427,374
HMS Holdings Corp. (a)	4,514	92,402
Hogy Medical Co. Ltd.	3,100	199,112
INC Research Holdings, Inc., “A” (a)	1,802	81,090
LifePoint Health, Inc. (a)	3,740	232,441
McKesson Corp.	9,011	1,246,131
MEDNAX, Inc. (a)	3,805	229,670
Medpace Holdings, Inc. (a)	2,589	82,097
Miraca Holdings, Inc.	3,700	170,603
Premier, Inc., “A” (a)	3,436	116,137
Quest Diagnostics, Inc.	1,011	106,671
Teladoc, Inc. (a)	3,163	78,442
Universal Health Services, Inc.	550	66,418

		$5,723,628
Medical Equipment - 2.5%
Abbott Laboratories	2,786	$121,581
Ansell Ltd.	9,330	166,274
C.R. Bard, Inc.	1,430	439,696
Cooper Cos., Inc.	1,196	239,595
Danaher Corp.	15,528	1,293,948
Dentsply Sirona, Inc.	1,225	77,469
DexCom, Inc. (a)	1,057	82,404
Edwards Lifesciences Corp.	1,944	213,198
Essilor International S.A.	3,194	413,854
Insulet Corp. (a)	1,004	43,584
iRhythm Technologies, Inc. (a)	1,010	35,643

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Masimo Corp. (a)	777	$79,829
Medtronic PLC	13,622	1,131,852
Merit Medical Systems, Inc. (a)	3,606	121,522
Nevro Corp. (a)	798	75,188
Nihon Kohden Corp.	4,400	99,506
NxStage Medical, Inc. (a)	2,933	87,667
Obalon Therapeutics, Inc. (a)	2,668	28,334
PerkinElmer, Inc.	11,009	654,045
QIAGEN N.V.	7,996	239,091
Steris PLC	5,531	408,188
Stryker Corp.	2,732	372,563
Teleflex, Inc.	371	76,756
Terumo Corp.	10,800	393,828
Thermo Fisher Scientific, Inc.	7,078	1,170,206
VWR Corp. (a)	7,829	221,248
Zimmer Biomet Holdings, Inc.	1,714	205,080

		$8,492,149
Metals & Mining - 0.1%
Iluka Resources Ltd.	9,040	$56,861
Rio Tinto PLC	4,139	164,149

		$221,010
Natural Gas - Distribution - 0.1%
China Resources Gas Group Ltd.	28,000	$94,493
NiSource, Inc.	2,590	62,808
Sempra Energy	1,198	135,398

		$292,699
Natural Gas - Pipeline - 0.4%
APA Group	11,131	$76,348
Boardwalk Pipeline Partners LP	5,769	104,650
Enbridge, Inc.	2,353	97,530
Enterprise Products Partners LP	1,131	30,899
Plains GP Holdings LP	20,642	614,512
Williams Cos., Inc.	10,529	322,503

		$1,246,442
Network & Telecom - 0.3%
Cisco Systems, Inc.	14,326	$488,087
LM Ericsson Telephone Co., “B”	42,452	273,674
Motorola Solutions, Inc.	809	69,550
VTech Holdings Ltd.	16,100	203,983

		$1,035,294

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 0.6%
Forum Energy Technologies, Inc. (a)	6,704	$113,298
Frank’s International N.V.	17,603	160,187
Halliburton Co.	930	42,668
Keane Group, Inc. (a)	6,690	92,456
NOW, Inc. (a)	38,930	662,199
Oil States International, Inc. (a)	2,147	63,873
Patterson-UTI Energy, Inc.	1,990	43,074
Schlumberger Ltd.	10,342	750,726
Superior Energy Services, Inc. (a)	7,182	86,759
Tesco Corp. (a)	6,884	45,090
U.S. Silica Holdings, Inc.	1,779	73,829

		$2,134,159
Other Banks & Diversified Financials - 4.6%
ABN AMRO Group N.V., GDR	3,680	$96,608
Aeon Financial Service Co. Ltd.	8,400	161,331
AEON Thana Sinsap Public Co. Ltd.	45,400	135,189
Air Lease Corp.	3,116	118,844
Bancolombia S.A., ADR	2,050	80,955
Bank of the Ozarks, Inc.	1,808	85,826
Berkshire Hills Bancorp, Inc.	4,247	159,263
Brookline Bancorp, Inc.	6,646	96,699
Cathay General Bancorp, Inc.	2,103	80,019
Chiba Bank Ltd.	31,000	207,455
Citigroup, Inc.	45,535	2,692,029
Citizens Financial Group, Inc.	3,962	145,445
Credicorp Ltd.	3,249	499,241
Discover Financial Services	22,928	1,435,064
DNB A.S.A.	7,929	123,839
East West Bancorp, Inc.	12,841	696,881
Element Fleet Management Corp.	59,571	523,246
Encore Capital Group, Inc. (a)	1,844	61,497
Fifth Third Bancorp	7,146	174,577
First Interstate BancSystem, Inc.	3,812	143,903
First Republic Bank	1,806	166,983
Glacier Bancorp, Inc.	3,505	118,399
Grupo Financiero Banorte S.A. de C.V.	72,327	418,588
Hanmi Financial Corp.	2,630	76,402
HDFC Bank Ltd., ADR	9,342	743,717
Intesa Sanpaolo S.p.A	76,518	222,881
Julius Baer Group Ltd.	10,490	546,640
Jyske Bank	3,345	178,756
KBC Group N.V.	2,642	190,749
Lakeland Financial Corp.	2,266	103,466

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
M&T Bank Corp.	708	$110,030
Mastercard, Inc., “A”	5,060	588,579
New York Community Bancorp, Inc.	3,898	51,804
Northern Trust Corp.	1,598	143,820
Public Bank Berhad	31,300	143,918
Sandy Spring Bancorp, Inc.	2,845	123,046
Santander Consumer USA Holdings, Inc. (a)	4,111	52,374
SunTrust Banks, Inc.	2,073	117,767
Synchrony Financial	19,943	554,415
TCF Financial Corp.	7,156	118,146
Texas Capital Bancshares, Inc. (a)	2,297	174,802
U.S. Bancorp	17,508	897,810
UMB Financial Corp.	1,631	118,231
Valley National Bancorp	7,142	83,990
Visa, Inc., “A”	16,312	1,487,981
Webster Financial Corp.	1,041	52,893
Wintrust Financial Corp.	4,945	350,403

		$15,654,501
Pharmaceuticals - 2.6%
Allergan PLC	237	$57,795
Aratana Therapeutics, Inc. (a)	5,819	36,078
Bayer AG	12,102	1,497,556
Bristol-Myers Squibb Co.	4,242	237,764
Collegium Pharmaceutical, Inc. (a)	4,189	41,094
Eli Lilly & Co.	14,726	1,208,416
Genomma Lab Internacional S.A., “B” (a)	137,296	173,213
Johnson & Johnson	10,920	1,348,292
MediWound Ltd. (a)	2,795	16,770
Merck & Co., Inc.	14,346	894,186
Novartis AG	12,442	957,221
Pfizer, Inc.	3,726	126,386
Roche Holding AG	7,614	1,991,884
Santen Pharmaceutical Co. Ltd.	11,800	165,872
Shionogi & Co. Ltd.	2,100	108,000
TherapeuticsMD, Inc. (a)	7,201	36,725
Zoetis, Inc.	1,057	59,308

		$8,956,560
Pollution Control - 0.1%
Advanced Disposal Services, Inc. (a)	2,461	$58,523
Clean Harbors, Inc. (a)	6,317	367,081

		$425,604

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Precious Metals & Minerals - 0.1%
Agnico Eagle Mines Ltd.	3,549	$169,749

Printing & Publishing - 0.3%
Moody’s Corp.	5,859	$693,237
RELX N.V.	11,512	222,648

		$915,885
Railroad & Shipping - 0.6%
Canadian National Railway Co.	11,641	$841,528
Canadian Pacific Railway Ltd.	255	39,079
Kansas City Southern Co.	983	88,539
Precious Shipping Public Co. Ltd. (a)	576,400	157,473
StealthGas, Inc. (a)	9,096	31,108
Union Pacific Corp.	7,927	887,507

		$2,045,234
Real Estate - 1.6%
Alexandria Real Estate Equities, Inc., REIT	1,856	$208,819
Annaly Capital Management, Inc., REIT	4,582	54,113
Ascendas Real Estate Investment Trust, REIT	112,800	206,684
Big Yellow Group PLC, REIT	4,282	42,926
Corporate Office Properties Trust, REIT	2,799	91,639
EPR Properties, REIT	1,341	97,504
Gramercy Property Trust, REIT	2,718	75,533
Grand City Properties S.A.	1,266	24,044
LEG Immobilien AG	2,213	190,102
Life Storage, Inc., REIT	3,631	284,634
Medical Properties Trust, Inc., REIT	20,610	269,373
Mid-America Apartment Communities, Inc., REIT	914	90,678
Mitsui Fudosan Co. Ltd.	5,800	127,447
OUTFRONT Media, Inc., REIT	12,345	322,945
Select Income, REIT	5,803	145,423
STAG Industrial, Inc., REIT	32,452	855,435
Starwood Property Trust, Inc., REIT	29,289	664,567
Store Capital Corp., REIT	22,368	536,608
Sun Communities, Inc., REIT	3,547	296,565
TAG Immobilien AG	47,880	681,675
Tanger Factory Outlet Centers, Inc., REIT	3,861	120,425
Washington Prime Group, Inc., REIT	3,129	27,535
Weyerhaeuser Co., REIT	2,278	77,156

		$5,491,830
Restaurants - 1.0%
Alsea S.A.B. de C.V.	61,491	$218,490
Aramark	9,508	347,232

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - continued
Dave & Buster’s, Inc. (a)	1,317	$84,301
Domino’s Pizza Group PLC	16,300	69,774
Domino’s Pizza, Inc.	5,818	1,055,327
Dunkin Brands Group, Inc.	1,141	63,736
Panera Bread Co., “A” (a)	1,085	339,258
Performance Food Group Co. (a)	5,009	124,724
Starbucks Corp.	8,028	482,162
U.S. Foods Holding Corp. (a)	3,907	110,177
Whitbread PLC	6,369	332,852
Wingstop, Inc.	2,417	71,132
Yum China Holdings, Inc. (a)	2,647	90,316
Zoe’s Kitchen, Inc. (a)	4,384	79,131

		$3,468,612
Special Products & Services - 0.1%
Boyd Group Income Fund, EU	1,610	$104,098
Hostess Brands, Inc. (a)	7,278	124,745
Nexeo Solutions, Inc. (a)(z)	4,372	43,020

		$271,863
Specialty Chemicals - 1.5%
A. Schulman, Inc.	19,837	$627,841
Akzo Nobel N.V.	2,834	247,830
Axalta Coating Systems Ltd. (a)	6,742	211,497
Croda International PLC	3,466	168,972
Elementis PLC	43,435	171,134
Ferro Corp. (a)	8,548	153,180
Ferroglobe PLC	15,816	152,624
Ferroglobe Representation and Warranty Insurance Trust (a)	28,343	0
Kansai Paint Co. Ltd.	8,500	188,186
Linde AG	5,543	995,966
Nexeo Solutions, Inc., EU (a)	2,785	27,404
Nippon Paint Holdings Co. Ltd.	2,800	107,378
PolyOne Corp.	1,800	70,578
RPM International, Inc.	4,102	215,601
Sika AG	97	619,045
Symrise AG	1,721	120,486
Univar, Inc. (a)	31,018	925,887

		$5,003,609
Specialty Stores - 2.1%
Amazon.com, Inc. (a)(s)	2,049	$1,895,305
AutoZone, Inc. (a)	359	248,496
Best Buy Co., Inc.	26,877	1,392,497
Burlington Stores, Inc. (a)	1,886	186,563

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - continued
Citi Trends, Inc.	5,969	$112,158
Esprit Holdings Ltd. (a)	32,200	25,004
Express, Inc.	8,113	70,015
Floor & Decor Holdings, Inc. (a)	1,185	38,394
Gap, Inc.	13,479	353,150
Just Eat PLC (a)	20,354	152,112
Michael Kors Holdings Ltd. (a)	3,511	131,066
Michaels Co., Inc. (a)	11,099	259,273
Nitori Co. Ltd.	2,500	325,409
O’Reilly Automotive, Inc. (a)	631	156,583
Ross Stores, Inc.	12,556	816,140
Ryohin Keikaku Co. Ltd.	300	67,656
Shimamura Co. Ltd.	2,300	314,851
Super Retail Group Ltd.	26,987	190,964
Tractor Supply Co.	2,477	153,351
Tuesday Morning Corp. (a)	6,617	21,505
Urban Outfitters, Inc. (a)	8,274	189,309
Zumiez, Inc. (a)	3,355	60,222

		$7,160,023
Telecommunications - Wireless - 0.8%
Advanced Info Service PLC	17,300	$87,525
American Tower Corp., REIT	5,658	712,569
Cellnex Telecom S.A.U.	5,461	96,517
KDDI Corp.	39,700	1,052,553
SBA Communications Corp., REIT (a)	3,604	455,870
SoftBank Group Corp.	2,000	151,460
Vodafone Group PLC	17,688	45,601

		$2,602,095
Telephone Services - 0.3%
Bezeq - The Israel Telecommunication Corp. Ltd.	87,612	$147,439
British Telecom Group, PLC	1,624	6,410
Com Hem Holding AB	4,529	56,400
Verizon Communications, Inc.	16,991	780,057

		$990,306
Tobacco - 1.1%
Altria Group, Inc.	7,563	$542,872
British American Tobacco PLC	7,856	530,631
Japan Tobacco, Inc.	31,800	1,057,195
Philip Morris International, Inc.	14,439	1,600,419
Swedish Match AB	5,072	167,324

		$3,898,441

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - 0.4%
DSV A.S.	4,859	$270,694
Knight Transportation, Inc.	4,463	153,081
Marten Transport Ltd.	3,322	82,386
Schneider National, Inc. (a)	2,411	45,761
Swift Transportation Co. (a)	3,288	80,819
Werner Enterprises, Inc.	2,939	80,235
Yamato Holdings Co. Ltd.	28,400	613,603

		$1,326,579
Utilities - Electric Power - 1.6%
AES Corp.	5,918	$66,933
Ameren Corp.	1,317	72,027
American Electric Power Co., Inc.	433	29,370
Calpine Corp. (a)	4,828	49,246
CLP Holdings Ltd.	6,500	68,565
CMS Energy Corp.	3,880	176,152
DTE Energy Co.	10,688	1,117,858
Duke Energy Corp.	9,033	745,223
El Paso Electric Co.	3,861	199,228
Enel S.p.A	29,117	138,414
Eversource Energy	1,999	118,741
Exelon Corp.	35,918	1,243,840
NextEra Energy, Inc.	459	61,304
PG&E Corp.	5,833	391,103
Pinnacle West Capital Corp.	1,439	122,445
PNM Resources, Inc.	4,555	169,674
Portland General Electric Co.	3,658	165,854
PPL Corp.	10,775	410,635
Public Service Enterprise Group, Inc.	2,544	112,063
WEC Energy Group, Inc.	1,496	90,538
Xcel Energy, Inc.	940	42,347

		$5,591,560
Total Common Stocks (Identified Cost, $217,868,463)		$232,471,675

Bonds - 19.3%
Aerospace - 0.2%
Lockheed Martin Corp., 3.55%, 1/15/2026	$699,000	$721,051

Automotive - 0.3%
General Motors Co., 4.875%, 10/02/2023	$1,000,000	$1,066,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/2020	$325,000	$356,190
Life Technologies Corp., 5%, 1/15/2021	532,000	571,253

		$927,443
Broadcasting - 0.7%
Omnicom Group, Inc., 3.625%, 5/01/2022	$300,000	$312,877
Omnicom Group, Inc., 3.65%, 11/01/2024	121,000	123,782
Omnicom Group, Inc., 3.6%, 4/15/2026	718,000	723,511
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	422,000	420,991
Time Warner, Inc., 3.8%, 2/15/2027	558,000	555,548
Time Warner, Inc., 5.35%, 12/15/2043	300,000	310,371

		$2,447,080
Brokerage & Asset Managers - 0.4%
CME Group, Inc., 3%, 3/15/2025	$555,000	$559,268
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	777,000	808,700

		$1,367,968
Building - 0.4%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$418,000	$436,619
Masco Corp., 4.375%, 4/01/2026	302,000	319,395
Mohawk Industries, Inc., 3.85%, 2/01/2023	300,000	308,370
Owens Corning, 4.2%, 12/15/2022	152,000	159,299

		$1,223,683
Business Services - 0.8%
Cisco Systems, Inc., 2.2%, 2/28/2021	$1,015,000	$1,020,367
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	700,000	716,969
Fidelity National Information Services, Inc., 5%, 10/15/2025	945,000	1,042,575

		$2,779,911
Cable TV - 0.9%
Charter Communications Operating LLC, 6.384%, 10/23/2035	$885,000	$1,014,272
Comcast Corp., 4.75%, 3/01/2044	710,000	753,097
Cox Communications, Inc., 6.25%, 6/01/2018 (n)	400,000	417,369
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	400,000	401,336
Time Warner Cable, Inc., 4.5%, 9/15/2042	368,000	337,543

		$2,923,617
Chemicals - 0.2%
Dow Chemical Co., 8.55%, 5/15/2019	$325,000	$366,624
LyondellBasell Industries N.V., 5%, 4/15/2019	294,000	308,821

		$675,445

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 0.3%
Hasbro, Inc., 5.1%, 5/15/2044	$438,000	$450,112
Newell Rubbermaid, Inc., 5.375%, 4/01/2036	268,000	303,643
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	300,000	310,012

		$1,063,767
Consumer Services - 0.4%
Priceline Group, Inc., 3.65%, 3/15/2025	$319,000	$325,330
Priceline Group, Inc., 3.6%, 6/01/2026	536,000	539,570
Visa, Inc., 4.15%, 12/14/2035	527,000	557,948

		$1,422,848
Electronics - 0.4%
Flextronics International Ltd., 4.75%, 6/15/2025	$1,000,000	$1,061,996
Tyco Electronics Group S.A., 3.5%, 2/03/2022	400,000	413,147

		$1,475,143
Energy - Independent - 0.1%
Pioneer Natural Resources Co., 7.5%, 1/15/2020	$219,000	$248,021

Energy - Integrated - 0.1%
BP Capital Markets PLC, 2.521%, 1/15/2020	$213,000	$216,076

Financial Institutions - 0.1%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	$325,000	$346,920

Food & Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	$923,000	$990,153
Kraft Heinz Foods Co., 5%, 7/15/2035	225,000	237,234
Molson Coors Brewing Co., 4.2%, 7/15/2046	329,000	311,155
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	600,000	611,334
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	700,000	722,462

		$2,872,338
Forest & Paper Products - 0.1%
International Paper Co., 6%, 11/15/2041	$300,000	$361,086

Insurance - 0.3%
American International Group, Inc., 4.5%, 7/16/2044	$331,000	$323,846
Unum Group, 4%, 3/15/2024	600,000	618,229

		$942,075
Insurance - Health - 0.4%
Aetna, Inc., 2.8%, 6/15/2023	$647,000	$647,374
UnitedHealth Group, Inc., 4.625%, 7/15/2035	615,000	675,151

		$1,322,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Property & Casualty - 0.9%
Aon PLC, 4.6%, 6/14/2044	$600,000	$593,993
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	588,000	594,560
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	247,000	248,187
Chubb INA Holdings, Inc., 2.875%, 11/03/2022	574,000	581,428
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	281,000	289,837
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	700,000	721,076

		$3,029,081
Major Banks - 2.9%
Bank of America Corp., 1.75%, 6/05/2018	$1,200,000	$1,201,499
Bank of America Corp., 3.124% to 1/20/2022, FRN to 1/20/2023	397,000	401,145
Bank of America Corp., 3.875%, 8/01/2025	979,000	1,003,082
HSBC Holdings PLC, 4.375%, 11/23/2026	463,000	474,387
JPMorgan Chase & Co., 4.25%, 10/15/2020	800,000	851,385
JPMorgan Chase & Co., 3.25%, 9/23/2022	1,650,000	1,690,532
JPMorgan Chase & Co., 3.125%, 1/23/2025	449,000	444,284
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049	500,000	564,000
Morgan Stanley, 2.2%, 12/07/2018	632,000	634,989
Morgan Stanley, 3.125%, 7/27/2026	686,000	661,914
Morgan Stanley, 3.95%, 4/23/2027	480,000	481,435
Wells Fargo & Co., 4.1%, 6/03/2026	1,200,000	1,243,770
Wells Fargo & Co., 5.875% to 6/15/2025, FRN to 12/31/2049	224,000	243,040

		$9,895,462
Medical & Health Technology & Services - 0.6%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$73,000	$73,418
Becton, Dickinson and Co., 4.685%, 12/15/2044	496,000	481,955
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	207,000	207,354
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	359,000	355,798
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	400,000	405,300
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	585,000	587,556

		$2,111,381
Metals & Mining - 0.5%
Barrick Gold Corp., 3.85%, 4/01/2022	$178,000	$188,036
Barrick Gold Corp., 4.1%, 5/01/2023	312,000	339,256
Barrick North America Finance LLC, 4.4%, 5/30/2021	56,000	60,544
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	331,000	340,073
Glencore Funding LLC, 4%, 4/16/2025 (n)	206,000	206,408
Southern Copper Corp., 5.25%, 11/08/2042	691,000	674,111

		$1,808,428
Midstream - 0.7%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$472,000	$483,516
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	713,000	722,608

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Enterprise Products Operating LLC, 3.9%, 2/15/2024	$150,000	$155,135
Enterprise Products Operating LLC, 4.45%, 2/15/2043	300,000	292,871
Enterprise Products Operating LLC, 4.85%, 3/15/2044	114,000	116,698
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028 (n)	336,000	336,446
Spectra Energy Partners LP, 4.75%, 3/15/2024	300,000	320,771

		$2,428,045
Natural Gas - Distribution - 0.2%
NiSource Finance Corp., 3.85%, 2/15/2023	$300,000	$309,466
NiSource Finance Corp., 4.8%, 2/15/2044	300,000	317,331

		$626,797
Network & Telecom - 0.4%
AT&T, Inc., 5.65%, 2/15/2047	$611,000	$645,477
Verizon Communications, Inc., 5.05%, 3/15/2034	787,000	805,381

		$1,450,858
Oils - 0.6%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$663,000	$684,195
Marathon Petroleum Corp., 4.75%, 9/15/2044	373,000	345,132
Valero Energy Corp., 4.9%, 3/15/2045	879,000	879,976

		$1,909,303
Other Banks & Diversified Financials - 0.9%
Capital One Financial Corp., 3.75%, 4/24/2024	$213,000	$216,598
Citizens Bank N.A., 2.55%, 5/13/2021	407,000	407,099
Citizens Financial Group, Inc., 4.3%, 12/03/2025	667,000	694,422
Discover Bank, 7%, 4/15/2020	500,000	558,026
Discover Bank, 4.25%, 3/13/2026	162,000	167,358
Discover Bank, 3.45%, 7/27/2026	645,000	627,834
U.S. Bancorp, 3%, 3/15/2022	300,000	307,579

		$2,978,916
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$373,000	$370,046

Pollution Control - 0.1%
Republic Services, Inc., 5.25%, 11/15/2021	$300,000	$334,612

Real Estate - Office - 0.2%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$627,000	$642,120

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 0.4%
Best Buy Co., Inc., 5.5%, 3/15/2021	$766,000	$833,131
Home Depot, Inc., 4.875%, 2/15/2044	300,000	343,807

		$1,176,938
Specialty Chemicals - 0.3%
Ecolab, Inc., 2.25%, 1/12/2020	$700,000	$703,971
Ecolab, Inc., 4.35%, 12/08/2021	400,000	433,709

		$1,137,680
Telecommunications - Wireless - 0.9%
American Tower Corp., REIT, 3.5%, 1/31/2023	$325,000	$330,600
American Tower Corp., REIT, 5%, 2/15/2024	400,000	438,104
American Tower Corp., REIT, 4%, 6/01/2025	464,000	476,843
Crown Castle International Corp., 4.45%, 2/15/2026	617,000	652,731
Crown Castle International Corp., 3.7%, 6/15/2026	369,000	370,268
SBA Tower Trust, 2.898%, 10/15/2044 (n)	618,000	621,583

		$2,890,129
Tobacco - 0.7%
Altria Group, Inc., 2.95%, 5/02/2023	$259,000	$259,752
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)	551,000	577,814
Philip Morris International, Inc., 4.875%, 11/15/2043	230,000	250,788
Reynolds American, Inc., 8.125%, 6/23/2019	266,000	298,560
Reynolds American, Inc., 3.25%, 6/12/2020	357,000	367,887
Reynolds American, Inc., 4.45%, 6/12/2025	154,000	164,239
Reynolds American, Inc., 5.7%, 8/15/2035	257,000	294,136

		$2,213,176
Transportation - Services - 0.2%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$578,000	$726,492
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	80,000	76,306

		$802,798
Utilities - Electric Power - 1.5%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$506,000	$533,663
CMS Energy Corp., 3.875%, 3/01/2024	700,000	726,916
EDP Finance B.V., 4.9%, 10/01/2019 (n)	692,000	726,701
Emera U.S. Finance LP, 2.7%, 6/15/2021	334,000	334,229
Emera U.S. Finance LP, 3.55%, 6/15/2026	382,000	379,062
Exelon Corp., 3.497%, 6/01/2022	346,000	352,849
PG&E Corp., 2.4%, 3/01/2019	403,000	405,609
PPL Capital Funding, Inc., 4.2%, 6/15/2022	300,000	317,132
PPL Capital Funding, Inc., 3.1%, 5/15/2026	893,000	867,028
PPL Capital Funding, Inc., 5%, 3/15/2044	285,000	307,292

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	$200,000	$216,957

		$5,167,438
Total Bonds (Identified Cost, $63,432,821)		$65,376,355

Preferred Stocks - 0.3%
Aerospace - 0.0%
Rolls-Royce Holdings PLC, “C” (a)	3,661,825	$4,743

Consumer Products - 0.2%
Henkel AG & Co. KGaA	5,204	$708,590

Specialty Chemicals - 0.1%
Fuchs Petrolub SE	4,472	$230,683
Total Preferred Stocks (Identified Cost, $812,990)		$944,016

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
Microsoft Corp. - October 2017 @ $67.50	27	$10,125
Apple, Inc. - November 2017 @ $145	8	6,360
Total Call Options Purchased (Premiums Paid, $16,126)		$16,485

Issuer	Shares/Par
Money Market Funds - 6.2%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $20,953,722)	20,954,864	$20,954,864
Total Investments (Identified Cost, $303,084,122)		$319,763,395

Securities Sold Short - 0.0%
Telecommunications - Wireless - 0.0%
Crown Castle International Corp., REIT (Identified Cost, $22,606)	(273)	$(25,826)

Other Assets, Less Liabilities - 5.7%		19,467,777
Net Assets - 100.0%		$339,205,346

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,832,557, representing 2.3% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Nexeo Solutions, Inc.	5/06/16	$43,720	$43,020
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
EU	Equity Unit
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/17

Forward Foreign Currency Exchange Contracts at 4/30/17

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	JPMorgan Chase Bank N.A.	21,960,000	6/27/17	$16,469,720	$16,101,423	$368,297
SELL	CAD	Morgan Stanley Capital Services, Inc.	4,610,000	6/27/17	3,452,821	3,380,126	72,695
SELL	HKD	Morgan Stanley Capital Services, Inc.	19,825,000	6/27/17	2,557,185	2,551,828	5,357
BUY	INR	JPMorgan Chase Bank N.A.	1,868,030,000	6/27/17	28,394,693	28,805,081	410,388
SELL	KRW	Goldman Sachs International	11,504,000,000	6/27/17	10,326,287	10,116,100	210,187
SELL	KRW	Morgan Stanley Capital Services, Inc.	22,292,000,000	6/27/17	19,936,324	19,602,582	333,742
BUY	MXN	JPMorgan Chase Bank N.A.	129,950,000	6/27/17	6,781,349	6,838,002	56,653
BUY	MXN	Morgan Stanley Capital Services, Inc.	198,700,000	6/27/17	10,224,086	10,455,645	231,559
BUY	MYR	Goldman Sachs International	60,806,000	6/28/17	13,690,420	13,972,193	281,773
SELL	NZD	Goldman Sachs International	2,205,000	6/27/17	1,543,676	1,511,767	31,909
SELL	NZD	JPMorgan Chase Bank N.A.	32,145,000	6/27/17	22,554,250	22,038,888	515,362
SELL	SEK	Morgan Stanley Capital Services, Inc.	21,080,000	6/27/17	2,399,674	2,387,139	12,535
SELL	SGD	Goldman Sachs International	19,180,000	6/27/17	13,743,587	13,736,067	7,520

							$2,537,977

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	AUD	Goldman Sachs International	4,515,000	6/27/17	$3,452,485	$3,377,409	$(75,076)
BUY	AUD	JPMorgan Chase Bank N.A.	12,710,000	6/27/17	9,797,173	9,507,613	(289,560)
BUY	CHF	Morgan Stanley Capital Services, Inc.	6,780,000	6/27/17	6,859,305	6,838,474	(20,831)
SELL	CHF	Morgan Stanley Capital Services, Inc.	33,875,000	6/27/17	34,141,282	34,167,153	(25,871)
SELL	CNY	Morgan Stanley Capital Services, Inc.	3,510,000	6/27/17	503,587	506,982	(3,395)
BUY	COP	Goldman Sachs International	20,076,738,734	6/27/17	6,859,152	6,764,797	(94,355)
SELL	EUR	Morgan Stanley Capital Services, Inc.	32,550,000	6/27/17	35,226,856	35,560,354	(333,498)
SELL	GBP	Morgan Stanley Capital Services, Inc.	10,780,000	6/27/17	13,403,390	13,985,350	(581,960)
SELL	INR	Goldman Sachs International	897,491,400	6/27/17	13,780,000	13,839,345	(59,345)
BUY	JPY	Morgan Stanley Capital Services, Inc.	1,712,800,000	6/27/17	15,463,569	15,400,425	(63,144)
SELL	JPY	Morgan Stanley Capital Services, Inc.	430,200,000	6/27/17	3,829,599	3,868,089	(38,490)
BUY	KRW	Goldman Sachs International	15,577,601,000	6/27/17	13,780,000	13,698,241	(81,759)
SELL	SGD	JPMorgan Chase Bank N.A.	1,175,000	6/27/17	840,953	841,495	(542)

							$(1,667,826)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 4/30/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Euro STOXX 50 Index (Long)	EUR	611	$23,268,058	June - 2017	$1,021,339
FTSE 100 Index (Short)	GBP	92	8,537,699	June - 2017	120,803
NASDAQ 100 Index (Long)	USD	30	3,348,300	June - 2017	125,633
S&P/TSX 60 Index (Short)	CAD	387	51,983,678	June - 2017	56,175
Topix Index (Short)	JPY	51	6,999,776	June - 2017	36,154

					$1,360,104

Interest Rate Futures
Canadian Treasury Bond 10 yr (Long)	CAD	167	$17,073,748	June - 2017	$213,846
U.S. Treasury Note 10 yr (Long)	USD	138	17,349,188	June - 2017	152,892

					$366,738

					$1,726,842

Liability Derivatives
Equity Futures
AEX 25 Index (Short)	EUR	44	$4,952,524	May - 2017	$(82,059)
ASX SPI 200 Index (Short)	AUD	28	3,099,358	June - 2017	(89,163)
CAC 40 Index (Short)	EUR	137	7,782,558	May - 2017	(318,865)
DAX Index (Short)	EUR	10	3,395,212	June - 2017	(123,789)
Hang Seng Index (Short)	HKD	23	3,631,252	May - 2017	(63,917)
MSCI Singapore Index (Short)	SGD	112	2,786,072	May - 2017	(31,003)
OMX Index (Short)	SEK	283	5,169,679	May - 2017	(218,515)
Russell 1000 Value Index (Long)	USD	306	17,215,560	June - 2017	(118,167)
Russell 2000 Index (Short)	USD	307	21,465,440	June - 2017	(577,897)
S&P 500 Index (Short)	USD	245	145,805,625	June - 2017	(1,112,522)
S&P MidCap 400 Index (Short)	USD	99	17,127,000	June - 2017	(277,423)

					$(3,013,320)

Interest Rate Futures
German Euro Bund (Short)	EUR	379	$66,790,015	June - 2017	$(264,422)
United Kingdom Gilt Bond 10 yr (Short)	GBP	22	3,654,977	June - 2017	(27,373)

					$(291,795)

					$(3,305,115)

Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/17

Cleared Swap Agreements at 4/30/17

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
6/20/22	USD	33,900,000	Goldman Sachs International (a)	(1)	1.00% (fixed rate)	$(627,263)
6/20/22	EUR	18,900,000	BNP Paribas S.A. (b)	(2)	1.00% (fixed rate)	(372,887)

						$(1,000,150)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investment Grade Index.
(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Markit iTraxx Europe Index.
(a)	Net unamortized premiums received by the fund amounted to $525,392.
(b)	Net unamortized premiums received by the fund amounted to $258,403.

At April 30, 2017, the fund had cash collateral of $16,504,423 and other liquid securities with an aggregate value of $569,748 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Restricted Cash” and “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $282,130,400)	$298,808,531
Underlying affiliated funds, at value (identified cost, $20,953,722)	20,954,864
Total investments, at value (identified cost, $303,084,122)	$319,763,395
Cash	14,551
Restricted cash	630,000
Foreign currency, at value (identified cost, $620,992)	616,214
Deposits with brokers	15,874,423
Receivables for
Due from brokers (net unamortized premiums received, $783,795)	2,507
Forward foreign currency exchange contracts	2,537,977
Daily variation margin on open futures contracts	215,798
Daily variation margin on open swap agreements	8,068
Investments sold	1,704,271
Fund shares sold	989,374
Interest and dividends	1,240,080
Receivable from investment adviser	42,713
Other assets	1,816
Total assets	$343,641,187
Liabilities
Payables for
Securities sold short, at value (proceeds received, $22,606)	$25,826
Forward foreign currency exchange contracts	1,667,826
Investments purchased	1,455,137
Fund shares reacquired	859,483
Payable to affiliates
Shareholder servicing costs	235,918
Distribution and service fees	5,728
Payable for independent Trustees’ compensation	3,709
Deferred country tax expense payable	5,574
Accrued expenses and other liabilities	176,640
Total liabilities	$4,435,841
Net assets	$339,205,346
Net assets consist of
Paid-in capital	$409,584,347
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $5,445 deferred country tax)	15,816,687
Accumulated net realized gain (loss) on investments and foreign currency	(87,898,768)
Undistributed net investment income	1,703,080
Net assets	$339,205,346
Shares of beneficial interest outstanding	33,531,197

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$53,609,174	5,317,072	$10.08
Class B	6,637,874	672,071	9.88
Class C	30,821,394	3,122,463	9.87
Class I	239,491,386	23,566,958	10.16
Class R1	350,004	35,736	9.79
Class R2	1,434,055	144,065	9.95
Class R3	1,023,085	101,123	10.12
Class R4	214,885	21,101	10.18
Class R6	5,623,489	550,608	10.21

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.69 [100 / 94.25 x $10.08]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$2,619,437
Interest	1,599,204
Dividends from underlying affiliated funds	64,696
Foreign taxes withheld	(89,513)
Total investment income	$4,193,824
Expenses
Management fee	$1,836,784
Distribution and service fees	325,257
Shareholder servicing costs	312,144
Administrative services fee	36,609
Independent Trustees’ compensation	8,078
Custodian fee	206,286
Shareholder communications	33,353
Audit and tax fees	50,266
Legal fees	3,522
Dividend and interest expense on securities sold short	638
Interest expense	358,171
Miscellaneous	140,806
Total expenses	$3,311,914
Fees paid indirectly	(10,738)
Reduction of expenses by investment adviser and distributor	(281,003)
Net expenses	$3,020,173
Net investment income	$1,173,651
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers (net of $21,033 country tax)	$14,638,596
Underlying affiliated funds	(112)
Futures contracts	(26,319,854)
Swap agreements	2,731,836
Foreign currency	13,220,734
Net realized gain (loss) on investments and foreign currency	$4,271,200
Change in unrealized appreciation (depreciation)
Investments (net of $13,054 decrease in deferred country tax)	$12,581,507
Futures contracts	(3,199,072)
Swap agreements	(19,044)
Securities sold short	(1,342)
Translation of assets and liabilities in foreign currencies	(5,992,659)
Net unrealized gain (loss) on investments and foreign currency translation	$3,369,390
Net realized and unrealized gain (loss) on investments and foreign currency	$7,640,590
Change in net assets from operations	$8,814,241

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/17 (unaudited)	Year ended 10/31/16
From operations
Net investment income	$1,173,651	$4,859,850
Net realized gain (loss) on investments and foreign currency	4,271,200	(43,725,035)
Net unrealized gain (loss) on investments and foreign currency translation	3,369,390	16,873,427
Change in net assets from operations	$8,814,241	$(21,991,758)
Distributions declared to shareholders
From net investment income	$(11,650,148)	$(8,270,546)
Change in net assets from fund share transactions	$(215,904,029)	$(203,538,380)
Total change in net assets	$(218,739,936)	$(233,800,684)
Net assets
At beginning of period	557,945,282	791,745,966
At end of period (including undistributed net investment income of $1,703,080 and $12,179,577, respectively)	$339,205,346	$557,945,282

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.00		$10.38	$10.65	$10.28	$9.81	$9.25
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.06	$0.05	$0.05	$0.03	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		(0.35)	(0.23)	0.45	0.70	0.81
Total from investment operations	$0.32		$(0.29)	$(0.18)	$0.50	$0.73	$0.84
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.09)	$(0.09)	$(0.13)	$(0.26)	$(0.28)
Net asset value, end of period (x)	$10.08		$10.00	$10.38	$10.65	$10.28	$9.81
Total return (%) (r)(s)(t)(x)	3.33	(n)	(2.77)	(1.67)	4.93	7.57	9.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.47	1.40	1.47	1.64	1.80
Expenses after expense reductions (f)	1.57	(a)	1.46	1.39	1.40	1.39	1.39
Net investment income	0.41	(a)	0.57	0.49	0.45	0.30	0.35
Portfolio turnover	20	(n)	51	49	94	44	63
Net assets at end of period (000 omitted)	$53,609		$125,642	$181,537	$128,066	$86,701	$41,964
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.40	(a)	1.39	1.39	1.40	1.39	1.39

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.76		$10.14	$10.41	$10.07	$9.62	$9.06
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.02)	$(0.03)	$(0.03)	$(0.04)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		(0.33)	(0.22)	0.44	0.69	0.80
Total from investment operations	$0.28		$(0.35)	$(0.25)	$0.41	$0.65	$0.76
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.03)	$(0.02)	$(0.07)	$(0.20)	$(0.20)
Net asset value, end of period (x)	$9.88		$9.76	$10.14	$10.41	$10.07	$9.62
Total return (%) (r)(s)(t)(x)	3.00	(n)	(3.50)	(2.42)	4.10	6.87	8.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.47	(a)	2.22	2.15	2.22	2.39	2.54
Expenses after expense reductions (f)	2.33	(a)	2.21	2.14	2.15	2.14	2.14
Net investment loss	(0.25	)(a)	(0.18)	(0.24)	(0.30)	(0.39)	(0.39)
Portfolio turnover	20	(n)	51	49	94	44	63
Net assets at end of period (000 omitted)	$6,638		$8,714	$9,654	$8,637	$7,418	$4,677
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.15	(a)	2.14	2.14	2.15	2.14	2.14

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.74		$10.13	$10.40	$10.06	$9.61	$9.04
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.02)	$(0.03)	$(0.03)	$(0.04)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		(0.34)	(0.22)	0.44	0.68	0.80
Total from investment operations	$0.28		$(0.36)	$(0.25)	$0.41	$0.64	$0.76
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.03)	$(0.02)	$(0.07)	$(0.19)	$(0.19)
Total distributions declared to shareholders	$(0.15)		$—	$(0.02)	$—	$—	$—
Net asset value, end of period (x)	$9.87		$9.74	$10.13	$10.40	$10.06	$9.61
Total return (%) (r)(s)(t)(x)	2.99	(n)	(3.53)	(2.37)	4.12	6.75	8.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.47	(a)	2.22	2.15	2.22	2.39	2.55
Expenses after expense reductions (f)	2.33	(a)	2.21	2.14	2.15	2.14	2.14
Net investment loss	(0.26	)(a)	(0.18)	(0.26)	(0.30)	(0.42)	(0.41)
Portfolio turnover	20	(n)	51	49	94	44	63
Net assets at end of period (000 omitted)	$30,821		$43,754	$55,745	$41,318	$30,918	$18,622
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.15	(a)	2.14	2.14	2.15	2.14	2.14

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.10		$10.48	$10.75	$10.37	$9.89	$9.33
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.08	$0.07	$0.07	$0.05	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		(0.34)	(0.22)	0.46	0.71	0.81
Total from investment operations	$0.34		$(0.26)	$(0.15)	$0.53	$0.76	$0.87
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.12)	$(0.12)	$(0.15)	$(0.28)	$(0.31)
Net asset value, end of period (x)	$10.16		$10.10	$10.48	$10.75	$10.37	$9.89
Total return (%) (r)(s)(x)	3.49	(n)	(2.52)	(1.44)	5.18	7.87	9.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.22	1.15	1.23	1.40	1.49
Expenses after expense reductions (f)	1.33	(a)	1.21	1.15	1.15	1.14	1.14
Net investment income	0.75	(a)	0.82	0.69	0.68	0.50	0.60
Portfolio turnover	20	(n)	51	49	94	44	63
Net assets at end of period (000 omitted)	$239,491		$371,340	$538,464	$228,066	$124,997	$31,289
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.15	(a)	1.14	1.15	1.15	1.14	1.14

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.72		$10.10	$10.37	$10.02	$9.56	$9.03
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.02)	$(0.03)	$(0.03)	$(0.03)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.28		(0.33)	(0.22)	0.44	0.67	0.79
Total from investment operations	$0.27		$(0.35)	$(0.25)	$0.41	$0.64	$0.75
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.03)	$(0.02)	$(0.06)	$(0.18)	$(0.22)
Net asset value, end of period (x)	$9.79		$9.72	$10.10	$10.37	$10.02	$9.56
Total return (%) (r)(s)(x)	2.90	(n)	(3.52)	(2.42)	4.14	6.81	8.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.48	(a)	2.23	2.15	2.22	2.39	2.56
Expenses after expense reductions (f)	2.33	(a)	2.22	2.14	2.15	2.14	2.14
Net investment loss	(0.22	)(a)	(0.21)	(0.29)	(0.29)	(0.36)	(0.45)
Portfolio turnover	20	(n)	51	49	94	44	63
Net assets at end of period (000 omitted)	$350		$328	$239	$151	$122	$112
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.15	(a)	2.15	2.14	2.15	2.14	2.14

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R2			2016	2015	2014	2013		2012

Net asset value, beginning of period	$9.89		$10.26	$10.53	$10.18	$9.73		$9.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.03	$0.03	$0.02	$(0.00	)(w)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		(0.34)	(0.23)	0.45	0.69		0.80
Total from investment operations	$0.30		$(0.31)	$(0.20)	$0.47	$0.69		$0.81
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.06)	$(0.07)	$(0.12)	$(0.24)		$(0.26)
Net asset value, end of period (x)	$9.95		$9.89	$10.26	$10.53	$10.18		$9.73
Total return (%) (r)(s)(x)	3.15	(n)	(2.99)	(1.88)	4.64	7.27		9.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.98	(a)	1.72	1.65	1.73	1.90		2.02
Expenses after expense reductions (f)	1.83	(a)	1.72	1.64	1.65	1.65		1.64
Net investment income (loss)	0.28	(a)	0.31	0.26	0.18	(0.05)		0.12
Portfolio turnover	20	(n)	51	49	94	44		63
Net assets at end of period (000 omitted)	$1,434		$1,300	$1,139	$1,028	$627		$176
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.65	(a)	1.65	1.64	1.65	1.65		1.64

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.06		$10.39	$10.65	$10.28	$9.81	$9.25
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05	$0.05	$0.05	$0.04	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		(0.34)	(0.23)	0.45	0.69	0.80
Total from investment operations	$0.33		$(0.29)	$(0.18)	$0.50	$0.73	$0.84
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.04)	$(0.08)	$(0.13)	$(0.26)	$(0.28)
Net asset value, end of period (x)	$10.12		$10.06	$10.39	$10.65	$10.28	$9.81
Total return (%) (r)(s)(x)	3.43	(n)	(2.83)	(1.72)	4.87	7.62	9.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.49	1.40	1.47	1.64	1.79
Expenses after expense reductions (f)	1.58	(a)	1.47	1.39	1.40	1.39	1.39
Net investment income	0.53	(a)	0.47	0.43	0.48	0.35	0.37
Portfolio turnover	20	(n)	51	49	94	44	63
Net assets at end of period (000 omitted)	$1,023		$932	$707	$270	$355	$114
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.40	(a)	1.40	1.39	1.40	1.39	1.39

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R4			2016	2015		2014	2013	2012

Net asset value, beginning of period	$10.13		$10.44	$10.76		$10.38	$9.89	$9.33
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.09	$0.09		$0.08	$0.07	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		(0.35)	(0.30	)(g)	0.45	0.70	0.81
Total from investment operations	$0.34		$(0.26)	$(0.21)		$0.53	$0.77	$0.87
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.05)	$(0.11)		$(0.15)	$(0.28)	$(0.31)
Net asset value, end of period (x)	$10.18		$10.13	$10.44		$10.76	$10.38	$9.89
Total return (%) (r)(s)(x)	3.47	(n)	(2.50)	(1.94)		5.13	7.96	9.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.22	1.14		1.21	1.39	1.50
Expenses after expense reductions (f)	1.33	(a)	1.21	1.13		1.15	1.14	1.14
Net investment income	0.74	(a)	0.85	0.81		0.75	0.67	0.61
Portfolio turnover	20	(n)	51	49		94	44	63
Net assets at end of period (000 omitted)	$215		$192	$161		$1,483	$1,359	$1,492
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.15	(a)	1.14	1.13		1.15	1.14	1.14

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R6 (y)			2016	2015	2014	2013	2012

Net asset value, beginning of period	$10.16		$10.54	$10.81	$10.42	$9.92	$9.32
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.09	$0.06	$0.08	$0.07	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		(0.35)	(0.21)	0.46	0.70	0.83
Total from investment operations	$0.34		$(0.26)	$(0.15)	$0.54	$0.77	$0.87
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.12)	$(0.12)	$(0.15)	$(0.27)	$(0.27)
Net asset value, end of period (x)	$10.21		$10.16	$10.54	$10.81	$10.42	$9.92
Total return (%) (r)(s)(x)	3.54	(n)	(2.45)	(1.38)	5.29	7.91	9.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.12	1.08	1.14	1.32	1.74
Expenses after expense reductions (f)	1.18	(a)	1.11	1.07	1.07	1.07	1.21
Net investment income	0.91	(a)	0.92	0.61	0.79	0.70	0.42
Portfolio turnover	20	(n)	51	49	94	44	63
Net assets at end of period (000 omitted)	$5,623		$5,743	$4,099	$140	$115	$105
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.01	(a)	1.04	1.07	1.07	1.07	1.21

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. On June 1, 2012, Class R5 shares were offered for sale to the public. Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Alternative Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency

Notes to Financial Statements (unaudited) – continued

exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$159,870,487	$70,424	$0	$159,940,911
United Kingdom	13,254,811	4,743	—	13,259,554
Japan	12,364,121	—	—	12,364,121
Switzerland	9,706,590	—	—	9,706,590
France	9,032,492	—	—	9,032,492
Germany	6,653,423	—	—	6,653,423
Canada	2,941,545	—	—	2,941,545
Spain	2,330,866	—	—	2,330,866
Australia	1,898,941	—	—	1,898,941
Other Countries	14,923,546	380,187		15,303,733
U.S. Corporate Bonds	—	59,645,139	—	59,645,139
Foreign Bonds	—	5,731,216	—	5,731,216
Mutual Funds	20,954,864	—	—	20,954,864
Total Investments	$253,931,686	$65,831,709	$0	$319,763,395
Short Sales	$(25,826)	$—	$—	$(25,826)

Other Financial Instruments
Futures Contracts – Assets	$1,726,842	$—	$—	$1,726,842
Futures Contracts – Liabilities	(3,305,115)	—	—	(3,305,115)
Swap Agreements – Liabilities	—	(1,000,150)	—	(1,000,150)
Forward Foreign Currency Exchange Contracts – Assets	—	2,537,977	—	2,537,977
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,667,826)	—	(1,667,826)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $70,425 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/16	$—
Received as part of a corporate action	0
Balance as of 4/30/17	$0

At April 30, 2017, the fund held 1 level 3 security.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$366,738	$(291,795)
Foreign Exchange	Forward Foreign Currency Exchange	2,537,977	(1,667,826)
Equity	Equity Futures	1,360,104	(3,013,320)
Equity	Purchased Equity Options	16,485	—
Credit	Credit Default Swaps	—	(1,000,150)
Total		$4,281,304	$(5,973,091)

(a)

The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts and cleared swap agreements includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio

Notes to Financial Statements (unaudited) – continued

of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$(2,605,438)	$—	$—	$—
Foreign Exchange	—	—	10,726,624	—
Equity	(23,714,416)	—	—	(533,458)
Credit	—	2,731,836	—	—
Total	$(26,319,854)	$2,731,836	$10,726,624	$(533,458)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$508,316	$—	$—	$—
Foreign Exchange	—	—	(6,248,960)	—
Equity	(3,707,388)	—	—	250,058
Credit	—	(19,044)	—	—
Total	$(3,199,072)	$(19,044)	$(6,248,960)	$250,058

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral

Notes to Financial Statements (unaudited) – continued

support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense” in the Statement of Operations.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of April 30, 2017:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$215,798	$—
Cleared Swap Agreements (a)	10,575	—
Forward Foreign Currency Exchange Contracts	2,537,977	(1,667,826)
Purchased Options	16,485	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$2,780,835	$(1,667,826)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	242,858	—
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$2,537,977	$(1,667,826)

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts. The amount presented here represents the fund’s current day net variation margin and due from brokers for the cleared swap agreements. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund’s Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2017:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Goldman Sachs International	$531,389	$(310,535)	$—	$—	$220,854
JPMorgan Chase Bank N.A.	1,350,700	(290,102)	(729,313)	—	331,285
Morgan Stanley & Co. International PLC	655,888	(655,888)	—	—	—
Total	$2,537,977	$(1,256,525)	$(729,313)	$—	$552,139

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2017:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Goldman Sachs International	$(310,535)	$310,535	$—	$—	$—
JPMorgan Chase Bank N.A.	(290,102)	290,102	—	—	—
Morgan Stanley & Co. International PLC	(1,067,189)	655,888	—	411,301	—
Total	$(1,667,826)	$1,256,525	$—	$411,301	$—

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a

Notes to Financial Statements (unaudited) – continued

specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may

Notes to Financial Statements (unaudited) – continued

enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment

Notes to Financial Statements (unaudited) – continued

obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At April 31, 2017, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended April 30, 2017, this expense amounted to $638. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code,

Notes to Financial Statements (unaudited) – continued

and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/16
Ordinary income (including any short-term capital gains)	$8,270,546

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/17
Cost of investments	$304,072,617
Gross appreciation	26,115,408
Gross depreciation	(10,424,630)
Net unrealized appreciation (depreciation)	$15,690,778

As of 10/31/16
Undistributed ordinary income	11,600,905
Capital loss carryforwards	(81,271,069)
Other temporary differences	(892,976)
Net unrealized appreciation (depreciation)	3,020,046

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2016, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
10/31/17	$(23,271,864)
10/31/18	(11,844,509)
Total	$(35,116,373)

Post-enactment losses which are characterized as follows:
Short-Term	$(39,309,718)
Long-Term	(6,844,978)
Total	$(46,154,696)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/17	Year ended 10/31/16
Class A	$2,476,975	$1,628,398
Class B	133,713	26,078
Class C	624,236	185,778
Class I	8,176,727	6,371,943
Class R1	6,831	600
Class R2	32,690	7,088
Class R3	25,148	774
Class R4	7,467	829
Class R6	166,361	49,058
Total	$11,650,148	$8,270,546

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2017, this management fee reduction amounted to $15,306, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

MFS has engaged UBS Global Asset Management (Americas) Inc. (UBS) as a sub-adviser to the fund to manage the fund’s exposure to markets and currencies through the use of derivative instruments. The fund is not responsible for paying the sub-advisory fee. MFS pays UBS a sub-advisory fee at the following annual rates:

First $1 billion of average daily net assets	0.28%
Next $1.5 billion of average daily net assets	0.185%
Average daily net assets in excess of $2.5 billion	0.16%

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.40%	2.15%	2.15%	1.15%	2.15%	1.65%	1.40%	1.15%	1.07%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2018. For the six months ended April 30, 2017, this reduction amounted to $264,385, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,141 for the six months ended April 30, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and

Notes to Financial Statements (unaudited) – continued

another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$101,705
Class B	0.75%	0.25%	1.00%	1.00%	36,288
Class C	0.75%	0.25%	1.00%	1.00%	181,131
Class R1	0.75%	0.25%	1.00%	1.00%	1,639
Class R2	0.25%	0.25%	0.50%	0.50%	3,332
Class R3	—	0.25%	0.25%	0.25%	1,162
Total Distribution and Service Fees					$325,257

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2017, this rebate amounted to $1,308 and $4 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2017, were as follows:

Amount
Class A	$544
Class B	20,465
Class C	821

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2017, the fee was $10,558, which equated to 0.0052% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $301,586.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.0179% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2017, the fee paid by the fund under this agreement was $453 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017, MFS purchased 231 shares of Class R4 for an aggregate amount of $2,304.

During the six months ended April 30, 2017, the fund incurred approximately $12,320 in brokerage commissions with broker-dealer affiliates of UBS Group AG, an affiliate of UBS, for portfolio transactions executed on behalf of the fund.

(4) Portfolio Securities

For the six months ended April 30, 2017, purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$1,076,567	$1,083,199
Investments (non-U.S. Government securities)	$70,788,172	$275,781,549

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	623,352	$6,085,351	4,412,599	$44,439,712
Class B	15,876	151,514	171,650	1,704,869
Class C	65,916	627,210	799,562	7,926,588
Class I	6,562,987	64,524,034	21,993,048	224,069,376
Class R1	1,292	12,314	11,097	108,596
Class R2	12,430	120,633	36,770	365,514
Class R3	15,890	156,437	87,643	880,844
Class R4	8,164	80,749	17,513	179,051
Class R6	119,459	1,179,933	334,574	3,412,098
	7,425,366	$72,938,175	27,864,456	$283,086,648

Shares issued to shareholders in reinvestment of distributions
Class A	244,754	$2,337,403	149,101	$1,526,795
Class B	10,515	98,628	1,948	19,592
Class C	57,164	536,200	14,808	148,825
Class I	746,586	7,182,161	450,824	4,657,008
Class R1	734	6,831	60	600
Class R2	3,463	32,690	698	7,088
Class R3	2,622	25,148	75	774
Class R4	775	7,467	80	829
Class R6	13,228	127,785	2,435	25,276
	1,079,841	$10,354,313	620,029	$6,386,787

Shares reacquired
Class A	(8,118,904)	$(79,142,979)	(9,487,652)	$(95,296,704)
Class B	(247,316)	(2,358,719)	(232,823)	(2,281,214)
Class C	(1,491,857)	(14,285,936)	(1,826,648)	(17,927,659)
Class I	(20,501,849)	(201,748,718)	(37,050,025)	(374,892,642)
Class R1	(23)	(222)	(1,132)	(11,053)
Class R2	(3,370)	(32,654)	(16,918)	(169,493)
Class R3	(9,994)	(97,843)	(63,182)	(648,574)
Class R4	(6,745)	(67,113)	(14,139)	(142,784)
Class R6	(147,273)	(1,462,333)	(160,701)	(1,641,692)
	(30,527,331)	$(299,196,517)	(48,853,220)	$(493,011,815)

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Net change
Class A	(7,250,798)	$(70,720,225)	(4,925,952)	$(49,330,197)
Class B	(220,925)	(2,108,577)	(59,225)	(556,753)
Class C	(1,368,777)	(13,122,526)	(1,012,278)	(9,852,246)
Class I	(13,192,276)	(130,042,523)	(14,606,153)	(146,166,258)
Class R1	2,003	18,923	10,025	98,143
Class R2	12,523	120,669	20,550	203,109
Class R3	8,518	83,742	24,536	233,044
Class R4	2,194	21,103	3,454	37,096
Class R6	(14,586)	(154,615)	176,308	1,795,682
	(22,022,124)	$(215,904,029)	(20,368,735)	$(203,538,380)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2017, the fund’s commitment fee and interest expense were $2,101 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	37,412,666	159,497,836	(175,955,638)	20,954,864

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(112)	$—	$64,696	$20,954,864

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust XV, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	961,204,179.606	8,853,309.789
John A. Caroselli	961,272,917.869	8,784,570.527
Maureen R. Goldfarb	961,209,835.353	8,847,653.043
David H. Gunning	961,089,802.708	8,967,685.687
Michael Hegarty	961,147,802.775	8,909,685.620
John P. Kavanaugh	961,351,386.069	8,706,102.327
Robert J. Manning	961,339,106.937	8,718,381.458
Clarence Otis, Jr.	961,272,917.869	8,784,570.527
Maryanne L. Roepke	961,209,835.353	8,847,653.043
Robin A. Stelmach	961,283,363.024	8,774,125.372
Laurie J. Thomsen	961,203,064.989	8,854,423.407

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2017

*	Print name and title of each signing officer under his or her signature.